United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822
(Investment Company Act File Number)

Federated Hermes Managed Pool Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-12-31

Date of Reporting Period: 2024-12-31

Item 1.	Reports to Stockholders

Federated Hermes Corporate Bond Strategy Portfolio

FCSPX

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Managed Pool Series

This annual shareholder report contains important information about the Federated Hermes Corporate Bond Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Corporate Bond Strategy Portfolio	$0	0.00%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Baa component of the Bloomberg US Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return by investing primarily in a diversified portfolio of investment-grade, corporate fixed-income securities.

Top Contributors to Performance

  Security selection was the largest positive contributor to relative performance during the fiscal year due primarily to positive selection in the capital goods, communications and consumer non-cyclical credits sectors.

  The yield curve positioning of the Fund was a positive contributor to relative performance in a year during which longer-term U.S. treasury rates increased more than shorter term rates.

  The Fund’s interest rate sensitivity, or duration, which was less than the Index, was a positive contributor to relative performance.

Top Detractors from Performance

  Overall, sector allocation was a negative contributor to relative Fund performance. The positive contribution from an underweight allocation to the sovereign sector was more than offset by the negative contribution from long positions in U.S. interest rate futures contracts.

  During a year in which credit spreads tightened, the Fund’s cash holdings were a negative contributor to relative performance.

Annual Shareholder Report

Federated Hermes Corporate Bond Strategy Portfolio

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Federated Hermes Corporate Bond Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Credit Index	Bloomberg US Credit Index (Baa Component)
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,729	$10,055	$9,923	$9,727
12/31/2016	$10,568	$10,321	$10,481	$10,494
12/31/2017	$11,414	$10,687	$11,129	$11,275
12/31/2018	$11,092	$10,688	$10,894	$10,945
12/31/2019	$12,928	$11,620	$12,397	$12,747
12/31/2020	$14,464	$12,492	$13,556	$13,948
12/31/2021	$14,405	$12,299	$13,410	$13,893
12/31/2022	$12,180	$10,699	$11,364	$11,678
12/31/2023	$13,301	$11,291	$12,294	$12,777
12/31/2024	$13,719	$11,432	$12,543	$13,121

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Corporate Bond Strategy Portfolio	3.14%	1.19%	3.21%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
Bloomberg US Credit Index (Baa Component)	2.70%	0.58%	2.75%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$225,093,233
  Number of Investments527
  Portfolio Turnover9%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Federated Hermes Corporate Bond Strategy Portfolio

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.6%
Foreign Governments/Agency	1.7%
Cash Equivalents	4.1%
Corporate Bonds	93.2%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P100

36217-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes High Yield Strategy Portfolio

FHYSX

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Managed Pool Series

This annual shareholder report contains important information about the Federated Hermes High Yield Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes High Yield Strategy Portfolio	$0	0.00%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Consumer Cyclical Services, Building Materials, Independent Energy, Healthcare and Chemical industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Wireless Telecommunications sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition, Allied Universal Holdco, SRS Distribution, Condor Merger Sub and Ardonagh Midco 2 Limited.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Media & Entertainment, Packaging, Electric Utility, Pharmaceutical, Midstream and Finance Company industry sectors.

  The Fund was negatively impacted by its industry allocation, especially it's underweight to the strong performing Wireline Telecommunications and Retail industry sectors. It was also negatively impacted by its overweight allocation to the underperforming Automotive and Cable & Satellite industry sectors. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, Enviva Inc., CSC Holdings LLC and CMG Media Corporation.

Annual Shareholder Report

Federated Hermes High Yield Strategy Portfolio

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Federated Hermes High Yield Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,824	$10,055	$9,557
12/31/2016	$11,381	$10,321	$11,194
12/31/2017	$12,234	$10,687	$12,033
12/31/2018	$11,967	$10,688	$11,783
12/31/2019	$13,773	$11,620	$13,470
12/31/2020	$14,605	$12,492	$14,419
12/31/2021	$15,394	$12,299	$15,178
12/31/2022	$13,604	$10,699	$13,481
12/31/2023	$15,503	$11,291	$15,293
12/31/2024	$16,577	$11,432	$16,546

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Federated Hermes High Yield Strategy Portfolio	6.92%	3.77%	5.18%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$39,928,004
  Number of Investments2
  Portfolio Turnover0%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Federated Hermes High Yield Strategy Portfolio

Fund Holdings

Top Index Classifications (% of Net Assets)Footnote Reference1

Value	Value
Consumer Cyclicals	3.9%
Packaging	4.1%
Health Care	4.4%
Midstream	4.5%
Gaming	5.1%
Automotive	5.6%
Cash Equivalents	5.9%
Cable Satellite	6.6%
Insurance - P&C	8.2%
Technology	12.5%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective February 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P209

40004-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Mortgage Strategy Portfolio

FMBPX

Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Managed Pool Series

This annual shareholder report contains important information about the Federated Hermes Mortgage Strategy Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Mortgage Strategy Portfolio	$0	0.00%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations (CMOs).

Top Contributors to Performance

  Security selection proved beneficial to relative performance, attributable to a preference for mortgage-backed securities issued by Fannie Mae and Freddie Mac over Ginnie Mae securities, which lagged their conventional counterparts.

  Interest rate strategy was additive to relative performance as duration and yield curve positioning made small positive contributions.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Index.

Top Detractors from Performance

  There were no material detractors from relative Fund performance.

Annual Shareholder Report

Federated Hermes Mortgage Strategy Portfolio

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 12/31/2014 to 12/31/2024

Total Return Based on $10,000 Investment

	Federated Hermes Mortgage Strategy Portfolio	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,167	$10,055	$10,151
12/31/2016	$10,400	$10,321	$10,321
12/31/2017	$10,686	$10,687	$10,576
12/31/2018	$10,806	$10,688	$10,681
12/31/2019	$11,486	$11,620	$11,359
12/31/2020	$12,034	$12,492	$11,799
12/31/2021	$11,921	$12,299	$11,676
12/31/2022	$10,545	$10,699	$10,297
12/31/2023	$11,091	$11,291	$10,817
12/31/2024	$11,249	$11,432	$10,946

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Federated Hermes Mortgage Strategy Portfolio	1.42%	(0.42%)	1.18%
Bloomberg US Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74%)	0.91%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,424,591,610
  Number of Investments2
  Portfolio Turnover3%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Federated Hermes Mortgage Strategy Portfolio

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Agency Risk Transfer Securities	0.2%
Non-Agency Mortgage-Backed Securities	1.1%
Asset-Backed Securities	2.0%
Cash Equivalents	7.4%
Collaterized Mortgage Obligations	8.6%
U.S Government Agency Mortgage-Backed Securities	92.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective February 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P407

38011-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $170,830

Fiscal year ended 2023 - $164,260

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,900 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $35,616 respectively. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                              With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                              With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                              Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                              Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)             NA

(g)            Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $261,926

Fiscal year ended 2023 - $238,992

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
December 31, 2024

Ticker | FCSPX

Federated Hermes Corporate Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Principal Amount or Shares			Value
		CORPORATE BONDS—93.2%
		Basic Industry - Chemicals—0.5%
$ 90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 80,457
750,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	737,951
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	280,924
		TOTAL	1,099,332
		Basic Industry - Metals & Mining—1.8%
600,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	522,167
450,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	448,263
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	234,693
950,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	940,451
90,000		Glencore Funding LLC, 144A, 5.893%, 4/4/2054	87,406
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	383,813
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	337,693
200,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	130,900
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	267,765
750,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	743,967
		TOTAL	4,097,118
		Basic Industry - Paper—0.5%
800,000		Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.777%, 4/3/2054	795,128
150,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	145,610
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	111,415
		TOTAL	1,052,153
		Capital Goods - Aerospace & Defense—4.5%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	227,985
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	323,571
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	349,330
400,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	381,558
1,195,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,067,926
475,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	378,525
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	492,626
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	166,699
520,000		Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	545,027
630,000		Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	670,231
700,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	698,735
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	166,306
890,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	854,942
200,000		Leidos, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2033	202,848
125,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	124,416
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	335,144
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	478,130
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	484,880
1,000,000		RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	973,884
350,000		RTX Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	282,612
680,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	674,584
370,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	315,042
		TOTAL	10,195,001
		Capital Goods - Building Materials—0.8%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	93,509
Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$ 620,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	$ 598,147
150,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	150,867
235,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	204,059
555,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	574,968
170,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	139,640
	TOTAL	1,761,190
	Capital Goods - Construction Machinery—1.1%
205,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	202,199
550,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	550,766
450,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	428,224
445,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	434,875
895,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	861,144
	TOTAL	2,477,208
	Capital Goods - Diversified Manufacturing—1.2%
240,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	241,855
230,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	226,002
155,000	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	137,766
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	72,880
390,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	357,777
335,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	321,551
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	429,771
160,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	158,748
310,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	314,269
535,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	456,302
	TOTAL	2,716,921
	Capital Goods - Environmental—0.8%
375,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	303,944
375,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	374,297
375,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	335,980
875,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	813,609
	TOTAL	1,827,830
	Capital Goods - Packaging—0.1%
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	216,493
	Communications - Cable & Satellite—1.2%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	416,279
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	312,434
250,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	150,831
500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	376,107
865,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	557,101
600,000	Charter Communications, Inc., 4.200%, 3/15/2028	580,289
165,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	161,144
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	254,891
	TOTAL	2,809,076
	Communications - Media & Entertainment—1.8%
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	351,997
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	133,427
375,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	348,951
300,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	256,100
Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$ 495,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	$ 365,714
850,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	853,897
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	263,521
500,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	427,643
500,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	440,736
510,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	409,720
300,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	300,123
		TOTAL	4,151,829
		Communications - Telecom Wireless—4.4%
450,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	425,775
375,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	321,556
300,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	192,632
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	236,843
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	99,548
500,000		American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	501,151
280,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	226,458
750,000		Bell Canada, Sr. Unsecd. Note, 5.200%, 2/15/2034	731,690
300,000		Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	252,453
400,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	398,719
675,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	658,711
225,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	201,950
300,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	287,580
415,000		T-Mobile USA, Inc., 4.500%, 4/15/2050	340,695
500,000		T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	423,496
550,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	392,518
650,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	611,962
1,162,000	[1]	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2029	1,124,717
625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.150%, 4/15/2034	615,179
770,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	745,690
350,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	271,881
580,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	537,848
325,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	313,754
		TOTAL	9,912,806
		Communications - Telecom Wirelines—5.6%
1,150,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	1,109,242
952,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	767,187
750,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	652,723
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	230,047
1,150,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	812,912
255,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	176,885
600,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	581,295
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	489,416
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	378,926
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	256,935
545,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	480,609
815,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	689,497
250,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	200,083
400,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	397,615
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	43,999
1,301,000		Verizon Communications, Inc., 144A, 4.780%, 2/15/2035	1,239,022
Annual Financial Statements and Additional Information
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	$ 551,917
850,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	732,349
1,785,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,350,943
140,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	106,395
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	309,417
750,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	741,752
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	415,932
		TOTAL	12,715,098
		Consumer Cyclical - Automotive—4.3%
650,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	616,032
175,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	159,101
400,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	389,965
700,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	685,219
2,005,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	2,093,604
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	395,036
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	114,957
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	715,233
850,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	781,756
50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	47,270
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	249,322
150,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	145,690
1,050,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	1,064,317
380,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	342,043
1,200,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,128,842
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	373,188
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	328,531
		TOTAL	9,630,106
		Consumer Cyclical - Retailers—1.9%
150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	133,996
675,000	[1]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	602,210
600,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	431,002
185,000		AutoNation, Inc., Sr. Unsecd. Note, 1.950%, 8/1/2028	166,431
800,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	717,426
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	129,554
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	53,923
345,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	328,694
450,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	447,701
300,000		Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	291,796
610,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	500,687
160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	153,955
230,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	230,104
		TOTAL	4,187,479
		Consumer Cyclical - Services—0.2%
570,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	525,766
		Consumer Non-Cyclical - Food/Beverage—3.7%
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	120,766
650,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	606,450
710,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	644,797
115,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	114,357
600,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	579,651
Annual Financial Statements and Additional Information
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	$ 228,429
135,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	114,257
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	205,030
445,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	281,814
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	125,735
110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	101,122
300,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	254,913
53,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	52,912
750,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	607,996
190,000		McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	157,411
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	242,586
500,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	412,662
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	259,789
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	293,587
350,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	309,065
300,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	299,164
400,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	327,128
680,000		The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	641,545
225,000		The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	227,309
585,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	567,537
550,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	557,701
		TOTAL	8,333,713
		Consumer Non-Cyclical - Health Care—3.8%
350,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	309,385
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	202,090
300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	257,128
179,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	155,090
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	249,418
400,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	388,669
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	49,694
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	726,543
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	437,427
500,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 2/21/2030	489,640
150,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	147,507
900,000		CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	844,882
500,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	495,505
500,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	519,717
145,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	156,019
1,500,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	971,047
755,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	718,643
365,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	347,999
1,000,000		Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	1,002,902
		TOTAL	8,469,305
		Consumer Non-Cyclical - Pharmaceuticals—3.0%
955,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	886,805
750,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	663,342
2,080,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	2,065,500
1,020,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	982,773
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	250,508
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	234,045
Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 500,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.500%, 11/21/2033	$ 508,933
675,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	426,014
375,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	323,252
500,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	362,674
	TOTAL	6,703,846
	Consumer Non-Cyclical - Supermarkets—0.8%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	330,258
250,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	187,980
1,335,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	1,293,719
	TOTAL	1,811,957
	Consumer Non-Cyclical - Tobacco—1.7%
500,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	340,346
650,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	471,665
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	197,772
325,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	298,690
50,000	BAT Capital Corp., Sr. Unsecd. Note, 5.650%, 3/16/2052	45,873
1,215,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	1,248,875
500,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	483,950
200,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	157,931
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	286,056
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	315,379
	TOTAL	3,846,537
	Energy - Independent—2.2%
730,000	Apache Corp., Sr. Unsecd. Note, 5.100%, 9/1/2040	639,258
435,000	Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	430,353
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	246,309
390,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	381,309
175,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	169,305
435,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	408,581
190,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	189,714
685,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	677,257
265,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.050%, 10/1/2054	251,595
650,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.600%, 3/15/2046	656,789
535,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	569,924
500,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	424,609
	TOTAL	5,045,003
	Energy - Integrated—0.6%
605,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	417,274
350,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	345,265
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	125,787
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	351,011
	TOTAL	1,239,337
	Energy - Midstream—7.6%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	116,410
215,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	188,215
400,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	395,045
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	99,756
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	96,497
545,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	538,591
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	47,486
Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	$ 301,646
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	76,677
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	274,808
775,000	Enbridge, Inc., Sr. Unsecd. Note, 5.700%, 3/8/2033	783,435
325,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	321,525
725,000	Energy Transfer LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	615,999
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	221,427
750,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	761,880
1,070,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	1,065,222
250,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	247,104
550,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	394,541
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	160,881
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	447,442
495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	507,979
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	260,830
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	294,593
480,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	469,471
400,000	MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	350,196
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	389,244
200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	161,784
535,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	450,078
400,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	394,487
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	78,776
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	168,278
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	126,383
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	200,891
425,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	385,521
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	424,824
500,000	ONEOK, Inc., Sr. Unsecd. Note, 6.050%, 9/1/2033	514,783
550,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	578,807
600,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	533,250
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	208,909
430,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	390,714
350,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	361,024
500,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	499,449
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	283,673
290,000	Williams Cos., Inc., Sr. Unsecd. Note, 3.900%, 1/15/2025	289,886
650,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	568,551
1,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	972,815
	TOTAL	17,019,783
	Energy - Oil Field Services—0.3%
355,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	351,088
230,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	221,020
	TOTAL	572,108
	Energy - Refining—1.0%
675,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	560,979
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	155,593
245,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	236,177
565,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	488,115
400,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	341,651
Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Refining—continued
$ 140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	$ 134,479
400,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	352,341
	TOTAL	2,269,335
	Financial Institution - Banking—8.6%
410,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	409,838
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	199,481
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	799,625
500,000	Capital One Financial Co., Sr. Unsecd. Note, 3.750%, 3/9/2027	488,297
400,000	Capital One Financial Co., Sr. Unsecd. Note, 5.700%, 2/1/2030	405,612
400,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	401,904
480,000	Citigroup, Inc., 4.125%, 7/25/2028	467,008
250,000	Citigroup, Inc., 5.500%, 9/13/2025	251,198
450,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	444,060
500,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	497,789
385,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	392,376
550,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	552,111
300,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	304,516
580,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	466,448
200,000	Comerica, Inc., 3.800%, 7/22/2026	196,294
655,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	662,563
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	199,395
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	193,665
695,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	702,985
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	517,101
1,045,000	FNB Corp. (PA), 5.722%, 12/11/2030	1,032,134
370,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	369,335
500,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	512,524
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	333,507
900,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	895,385
300,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	300,335
300,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	299,574
750,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	744,213
800,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	833,078
300,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 2.550%, 10/1/2029	267,191
500,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 4.100%, 4/30/2028	484,067
370,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	379,408
480,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	514,682
200,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	193,855
400,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	331,361
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	450,955
450,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	439,715
620,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	629,169
1,000,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,002,095
140,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	141,110
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	195,959
350,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	356,488
	TOTAL	19,258,406
	Financial Institution - Broker/Asset Mgr/Exchange—0.9%
160,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	163,666
900,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	928,028
Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 575,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	$ 472,645
200,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	197,617
200,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	188,915
	TOTAL	1,950,871
	Financial Institution - Finance Companies—2.0%
500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	479,015
675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	625,324
1,300,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,107,852
505,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	479,485
500,000	Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	426,652
475,000	Air Lease Corp., Sr. Unsecd. Note, 5.200%, 7/15/2031	469,600
450,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	445,089
460,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	477,069
	TOTAL	4,510,086
	Financial Institution - Insurance - Health—1.3%
1,100,000	Centene Corp., 2.500%, 3/1/2031	910,554
450,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	405,323
1,500,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2030	1,482,383
250,000	The Cigna Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	213,130
	TOTAL	3,011,390
	Financial Institution - Insurance - Life—1.0%
1,095,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,116,130
110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	120,441
400,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	360,382
550,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	557,799
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	133,617
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	55,098
	TOTAL	2,343,467
	Financial Institution - Insurance - P&C—1.4%
850,000	Aon North America, Inc., 5.750%, 3/1/2054	829,685
750,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	741,536
500,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	479,087
450,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	454,289
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	127,833
412,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	403,937
	TOTAL	3,036,367
	Financial Institution - REIT - Apartment—0.5%
160,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	159,298
160,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	132,060
580,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	474,043
180,000	UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	174,685
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	191,536
	TOTAL	1,131,622
	Financial Institution - REIT - Healthcare—0.7%
375,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	307,012
245,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	220,674
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	291,246
325,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	283,171
500,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	484,259
	TOTAL	1,586,362
Annual Financial Statements and Additional Information
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—1.1%
$ 215,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	$ 165,747
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	88,564
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	97,328
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	244,620
305,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	296,178
950,000		Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	840,727
840,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	668,258
		TOTAL	2,401,422
		Financial Institution - REIT - Other—0.7%
570,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	569,408
175,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	166,484
750,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	744,688
		TOTAL	1,480,580
		Financial Institution - REIT - Retail—0.8%
140,000	[1]	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	135,525
290,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	284,118
550,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	585,597
300,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	280,375
170,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	166,079
460,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	445,652
		TOTAL	1,897,346
		Technology—9.7%
340,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	337,682
255,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	251,415
1,070,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,045,639
465,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	445,128
500,000		Broadcom, Inc., Sr. Unsecd. Note, 4.350%, 2/15/2030	486,607
430,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	431,773
300,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	248,114
310,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	253,299
10,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	8,060
525,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	455,231
70,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	52,156
900,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	863,853
500,000	[1]	Concentrix Corp., Sr. Unsecd. Note, 6.600%, 8/2/2028	512,542
370,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	376,608
1,000,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	1,010,425
500,000		Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	418,285
200,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	194,574
135,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	98,182
375,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	352,162
1,230,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	1,246,350
150,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	143,523
710,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	680,996
500,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	474,195
160,000		Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	146,658
75,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	73,420
80,000		Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	79,874
455,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	428,617
1,020,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	980,934
Annual Financial Statements and Additional Information
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 450,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	$ 433,108
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	150,773
245,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	244,599
370,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	367,537
765,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	559,863
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	200,310
850,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	819,863
1,600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,121,896
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	780,351
495,000	Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	478,276
700,000	Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	661,888
425,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	450,571
300,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	275,117
110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	100,646
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	59,515
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	239,451
550,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	529,267
85,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	81,465
615,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	595,538
95,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	81,502
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	145,398
600,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.250%, 6/5/2034	593,199
160,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	151,676
730,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	605,927
	TOTAL	21,824,038
	Transportation - Airlines—0.0%
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	100,492
	Transportation - Railroads—0.5%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	111,204
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	213,110
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	91,226
500,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	426,463
195,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	141,654
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	173,682
	TOTAL	1,157,339
	Transportation - Services—1.7%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	329,426
250,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	183,051
550,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	421,488
725,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	689,058
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	264,495
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	286,592
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	399,277
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	251,116
50,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	50,379
320,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	317,366
260,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	247,459
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	212,487
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	204,698
	TOTAL	3,856,892
Annual Financial Statements and Additional Information
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—6.5%
$ 130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	$ 128,752
385,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	368,692
500,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	452,930
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	173,926
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	78,970
230,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	232,474
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	220,654
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	148,453
695,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	598,227
450,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	460,067
495,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	518,469
80,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	84,844
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	127,608
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	115,168
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	232,477
500,000	Duke Energy Corp., Sr. Unsecd. Note, 4.300%, 3/15/2028	492,281
1,250,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	1,271,573
500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	454,329
475,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	498,228
790,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	655,397
300,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	251,711
500,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	506,655
500,000	EverSource Energy, Sr. Unsecd. Note, 5.500%, 1/1/2034	496,416
250,000	EverSource Energy, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	249,821
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	99,584
140,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	106,570
95,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	80,423
650,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	654,339
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	151,582
242,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	234,559
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	286,820
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	194,961
800,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	784,692
700,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 3/15/2034	692,794
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	228,735
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	82,249
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	95,850
500,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	500,849
230,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	210,170
1,175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,153,454
285,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	257,413
	TOTAL	14,633,166
	Utility - Natural Gas—0.4%
500,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	479,641
260,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	247,050
250,000	Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	189,316
	TOTAL	916,007
Annual Financial Statements and Additional Information
12

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas Distributor—0.0%
$ 110,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	$ 67,422
	TOTAL CORPORATE BONDS (IDENTIFIED COST $226,994,077)	209,849,605
	FOREIGN GOVERNMENTS/AGENCIES—1.7%
	Sovereign—1.7%
700,000	Mexico, Government of, 3.750%, 1/11/2028	664,564
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	151,752
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	208,538
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	695,854
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	238,190
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	210,033
190,000	Peru, Government of, 6.550%, 3/14/2037	197,790
1,500,000	United Mexican States, Sr. Unsecd. Note, 6.350%, 2/9/2035	1,465,123
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $4,296,111)	3,831,844
	REPURCHASE AGREEMENT—4.1%
9,242,000	Interest in $923,000,000 joint repurchase agreement 4.46%, dated 12/31/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $923,228,699 on 1/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $941,693,273. (IDENTIFIED COST $9,242,000)	9,242,000
	INVESTMENT COMPANY—0.6%
1,359,003	Federated Hermes Government Obligations Fund, Premier Shares 4.40%[2] (IDENTIFIED COST $1,359,003)	1,359,003
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $241,891,191)[3]	224,282,452
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	810,781
	TOTAL NET ASSETS—100%	$225,093,233
At December 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	170	$34,953,594	March 2025	$20,671
United States Treasury Notes 5-Year Long Futures	40	$4,252,187	March 2025	$(31,445)
United States Treasury Notes Ultra Bond Long Futures	35	$4,161,719	March 2025	$(58,055)
Short Futures:
United States Treasury Notes 10-Year Short Futures	15	$1,631,250	March 2025	$15,565
United States Treasury Notes 10-Year Ultra Short Futures	40	$4,452,500	March 2025	$24,281
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(28,983)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Financial Statements and Additional Information
13

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2023	$855,748
Purchases at Cost	$16,837,283
Proceeds from Sales	$(16,334,028)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2024	$1,359,003
Shares Held as of 12/31/2024	1,359,003
Dividend Income	$35,965

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $241,891,192.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$209,849,605	$—	$209,849,605
Foreign Governments/Agencies	—	3,831,844	—	3,831,844
Investment Company	1,359,003	—	—	1,359,003
Repurchase Agreement	—	9,242,000	—	9,242,000
TOTAL SECURITIES	$1,359,003	$222,923,449	$—	$224,282,452
Other Financial Instruments:[1]
Assets	$60,517	$—	$—	$60,517
Liabilities	(89,500)	—	—	(89,500)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(28,983)	$—	$—	$(28,983)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.09	$9.63	$11.86	$12.38	$11.48
Income From Investment Operations:
Net investment income (loss)[1]	0.44	0.40	0.38	0.38	0.43
Net realized and unrealized gain (loss)	(0.13)	0.46	(2.20)	(0.44)	0.91
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.86	(1.82)	(0.06)	1.34
Less Distributions:
Distributions from net investment income	(0.43)	(0.40)	(0.38)	(0.38)	(0.43)
Distributions from net realized gain	—	—	(0.03)	(0.08)	(0.01)
TOTAL DISTRIBUTIONS	(0.43)	(0.40)	(0.41)	(0.46)	(0.44)
Net Asset Value, End of Period	$9.97	$10.09	$9.63	$11.86	$12.38
Total Return[2]	3.14%	9.20%	(15.44)%	(0.41)%	11.88%
Ratios to Average Net Assets:
Net expenses[3,4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.36%	4.13%	3.69%	3.19%	3.64%
Expense waiver/reimbursement[5]	0.22%	0.26%	0.24%	0.23%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$225,093	$155,899	$134,660	$182,389	$143,775
Portfolio turnover[6]	9%	5%	7%	11%	13%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $1,306,412 of securities loaned and $1,359,003 of investments in affiliated holdings* (identified cost $241,891,191, including $1,359,003 of identified cost in affiliated holdings)	$224,282,452
Cash	490
Due from broker (Note 2)	356,200
Income receivable	2,775,595
Receivable for shares sold	53,860
Total Assets	227,468,597
Liabilities:
Payable for shares redeemed	79,982
Payable for variation margin on futures contracts	8,457
Payable for collateral due to broker for securities lending (Note 2)	1,359,003
Income distribution payable	818,164
Payable to adviser (Note 5)	2,640
Payable for administrative fee (Note 5)	477
Accrued expenses (Note 5)	106,641
Total Liabilities	2,375,364
Net assets for 22,583,198 shares outstanding	$225,093,233
Net Assets Consist of:
Paid-in capital	$245,457,722
Total distributable earnings (loss)	(20,364,489)
Total Net Assets	$225,093,233
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$225,093,233 ÷ 22,583,198 shares outstanding, no par value, unlimited shares authorized	$9.97

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$7,985,657
Net income on securities loaned (includes $35,965 earned from affiliated holdings related to cash collateral balances*) (Note 2)	5,312
TOTAL INCOME	7,990,969
Expenses:
Administrative fee (Note 5)	150,004
Custodian fees	14,153
Transfer agent fees	16,716
Directors’/Trustees’ fees (Note 5)	1,888
Auditing fees	35,709
Legal fees	10,836
Portfolio accounting fees	90,719
Share registration costs	39,950
Printing and postage	26,552
Commitment fees (Note 7)	9,904
Miscellaneous (Note 5)	13,701
TOTAL EXPENSES	410,132
Reimbursement of other operating expenses (Note 5)	(410,132)
Net expenses	—
Net investment income	7,990,969
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(429,799)
Net realized loss on futures contracts	(190,198)
Net change in unrealized depreciation of investments	(2,288,378)
Net change in unrealized appreciation of futures contracts	(114,755)
Net realized and unrealized gain (loss) on investments and futures contracts	(3,023,130)
Change in net assets resulting from operations	$4,967,839

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,990,969	$5,907,363
Net realized gain (loss)	(619,997)	(914,732)
Net change in unrealized appreciation/depreciation	(2,403,133)	7,685,852
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,967,839	12,678,483
Distributions to Shareholders	(7,892,096)	(5,942,999)
Share Transactions:
Proceeds from sale of shares	109,157,814	90,950,975
Net asset value of shares issued to shareholders in payment of distributions declared	159,301	140,393
Cost of shares redeemed	(37,198,215)	(76,587,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	72,118,900	14,503,385
Change in net assets	69,194,643	21,238,869
Net Assets:
Beginning of period	155,898,590	134,659,721
End of period	$225,093,233	$155,898,590
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
18

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
19

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursement of $410,132 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Financial Statements and Additional Information
20

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $23,759,273 and $2,416,061, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of December 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,306,412	$1,359,003
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$28,983*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Financial Statements and Additional Information
21

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(190,198)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(114,755)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2024	Year Ended 12/31/2023
Shares sold	10,825,215	9,385,880
Shares issued to shareholders in payment of distributions declared	15,872	14,398
Shares redeemed	(3,705,707)	(7,929,979)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	7,135,380	1,470,299
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$7,892,096	$5,942,999
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$125,144
Net unrealized depreciation	$(17,608,740)
Capital loss carryforwards	$(2,880,893)
TOTAL	$(20,364,489)
At December 31, 2024, the cost of investments for federal tax purposes was $241,891,192. The net unrealized depreciation of investments for federal tax purposes was $17,608,740. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $650,017 and unrealized depreciation from investments for those securities having an excess of cost over value of $18,258,757. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for mark-to-market on futures contracts.
As of December 31, 2024, the Fund had a capital loss carryforward of $2,880,893 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$712,909	$2,167,984	$2,880,893
Annual Financial Statements and Additional Information
22

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated Hermes funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended December 31, 2024, the Adviser reimbursed $410,132 of operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2024, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund. For the year ended December 31, 2024, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$82,695,015
Sales	$15,254,833
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The
Annual Financial Statements and Additional Information
23

financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2024, 99.9% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Financial Statements and Additional Information
24

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES of Federated Hermes Corporate Bond Strategy Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Hermes Managed Pool Series (the “Trust”)), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Managed Pool Series) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2025
Annual Financial Statements and Additional Information
25

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Managed Pool Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	165,038,035.699	0.000	0	N/A
John B. Fisher	165,038,035.699	0.000	0	N/A
John G. Carson	165,038,035.699	0.000	0	N/A
G. Thomas Hough	165,038,035.699	0.000	0	N/A
Karen L. Larrimer	165,038,035.699	0.000	0	N/A
Max F. Miller	165,038,035.699	0.000	0	N/A
Frank J. Nasta	165,038,035.699	0.000	0	N/A
Thomas M. O’Neill	165,038,035.699	0.000	0	N/A
Madelyn A. Reilly	165,038,035.699	0.000	0	N/A
John S. Walsh	165,038,035.699	0.000	0	N/A
Annual Financial Statements and Additional Information
26

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
Annual Financial Statements and Additional Information
27

investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
28

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2023, the Fund’s performance fell below its benchmark index for the one-year period, and was above its benchmark index for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of
Annual Financial Statements and Additional Information
29

Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Corporate Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
36217 (2/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2024

Ticker | FHYSX

Federated Hermes High Yield Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Shares or Principal Amount			Value
		INVESTMENT COMPANY—98.6%
7,014,203	[1]	High Yield Bond Core Fund (IDENTIFIED COST $39,250,090)	$39,349,679
		REPURCHASE AGREEMENT—2.2%
$ 887,000
Interest in $923,000,000 joint repurchase agreement 4.46%, dated 12/31/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $923,228,699 on 1/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
10/1/2047 and the market value of those underlying securities was $941,693,273.
(IDENTIFIED COST $887,000)
			$ 887,000
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $40,137,090)[2]	40,236,679
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[3]	(308,675)
		TOTAL NET ASSETS—100%	$39,928,004
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
High Yield Bond Core Fund
Value as of 12/31/2023	$24,174,980
Purchases at Cost	$15,100,481
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$74,218
Net Realized Gain/(Loss)	$—
Value as of 12/31/2024	$39,349,679
Shares Held as of 12/31/2024	7,014,203
Dividend Income	$1,965,245

1
Due to this affiliated holding representing greater than 75% of the Fund’s total net assets, a copy of the affiliated holding’s most recent Annual Financial
Statements and Notes to Financial Statements are included with this Report.

2	The cost of investments for federal tax purposes amounts to $40,610,137.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$39,349,679	$—	$—	$39,349,679
Repurchase Agreement	—	887,000	—	887,000
TOTAL SECURITIES	$39,349,679	$887,000	$—	$40,236,679
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
1

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.61	$10.88	$13.16	$13.18	$13.20
Income From Investment Operations:
Net investment income (loss)[1]	0.75	0.74	0.76	0.71	0.75
Net realized and unrealized gain (loss)	0.03	0.72	(2.27)	(0.01)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.78	1.46	(1.51)	0.70	0.74
Less Distributions:
Distributions from net investment income	(0.74)	(0.73)	(0.77)	(0.72)	(0.76)
Net Asset Value, End of Period	$11.65	$11.61	$10.88	$13.16	$13.18
Total Return[2]	6.92%	13.96%	(11.63)%	5.40%	6.04%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.42%	6.62%	6.24%	5.42%	5.93%
Expense waiver/reimbursement[4]	0.65%	0.93%	0.55%	0.25%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,928	$25,054	$15,889	$125,419	$95,707
Portfolio turnover[5]	0%	4%	24%	2%	23%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3
The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
2

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $39,349,679 of investments in affiliated holdings* (identified cost $40,137,090, including $39,250,090 of identified cost in affiliated holdings)	$40,236,679
Cash	490
Income receivable	110
Income receivable from affiliated holdings	237,968
Receivable for shares sold	9,786
Total Assets	40,485,033
Liabilities:
Payable for investments purchased	238,204
Payable for shares redeemed	3,076
Income distribution payable	247,935
Payable to adviser (Note 5)	1,842
Payable for administrative fee (Note 5)	84
Payable for auditing fees	32,600
Payable for portfolio accounting fees	23,293
Accrued expenses (Note 5)	9,995
Total Liabilities	557,029
Net assets for 3,426,030 shares outstanding	$39,928,004
Net Assets Consist of:
Paid-in capital	$47,430,817
Total distributable earnings (loss)	(7,502,813)
Total Net Assets	$39,928,004
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$39,928,004 ÷ 3,426,030 shares outstanding, no par value, unlimited shares authorized	$11.65

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Dividends received from affiliated holdings*	$1,965,245
Interest	31,903
TOTAL INCOME	1,997,148
Expenses:
Administrative fee (Note 5)	24,166
Custodian fees	3,407
Transfer agent fees	5,996
Directors’/Trustees’ fees (Note 5)	1,326
Auditing fees	35,839
Legal fees	10,851
Portfolio accounting fees	55,004
Share registration costs	28,937
Printing and postage	22,189
Commitment fee	7,442
Miscellaneous (Note 5)	7,055
TOTAL EXPENSES	202,212
Reimbursement of other operating expenses (Notes 2 and 5)	(202,212)
Net expenses	—
Net investment income	1,997,148
Net change in unrealized appreciation of investments in affiliated holdings*	74,218
Change in net assets resulting from operations	$2,071,366

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,997,148	$1,193,916
Net realized gain (loss)	—	(90,787)
Net change in unrealized appreciation/depreciation	74,218	1,500,903
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,071,366	2,604,032
Distributions to Shareholders	(1,993,948)	(1,193,834)
Share Transactions:
Proceeds from sale of shares	19,494,893	12,103,936
Net asset value of shares issued to shareholders in payment of distributions declared	48,675	34,123
Cost of shares redeemed	(4,746,966)	(4,383,708)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,796,602	7,754,351
Change in net assets	14,874,020	9,164,549
Net Assets:
Beginning of period	25,053,984	15,889,435
End of period	$39,928,004	$25,053,984
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes High Yield Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
6

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $202,212 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
7

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2024	Year Ended 12/31/2023
Shares sold	1,672,589	1,088,611
Shares issued to shareholders in payment of distributions declared	4,189	3,060
Shares redeemed	(408,972)	(393,396)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,267,806	698,275
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$1,993,948	$1,193,834
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,470
Net unrealized depreciation	$(373,458)
Capital loss carryforwards and deferrals	$(7,133,825)
TOTAL	$(7,502,813)
At December 31, 2024, the cost of investments for federal tax purposes was $40,610,137. The net unrealized depreciation of investments for federal tax purposes was $373,458. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $373,458. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for deferral of losses on wash sales.
As of December 31, 2024, the Fund had a capital loss carryforward of $7,133,825 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,183,168	$5,950,657	$7,133,825
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract.
For the year ended December 31, 2024, the Adviser reimbursed $202,212 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the year ended December 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the year ended December 31, 2024, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information
8

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions with Affiliated Investment Companies
The Fund invests in High Yield Bond Core Fund (HYCORE), a portfolio of Federated Hermes Core Trust (“Core Trust”) which is managed by the Adviser. Core Trust is an open end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid at least annually, and are recorded by the Fund as capital gains received. At December 31, 2024, HYCORE represents 98.6% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$15,100,481
Sales	$—
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information
9

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2024, 99.3% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
10

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES HIGH YIELD STRATEGY PORTFOLIO:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes High Yield Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Hermes Managed Pool Series (the “Trust”)), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Managed Pool Series) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2025
Annual Financial Statements and Additional Information
11

High Yield Bond Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes High Yield Strategy Portfolio invests primarily in High Yield Bond Core Fund. Therefore, the High Yield Bond Core Fund financial statements and notes to financial statements are included on pages 13 through 33.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
12

Portfolio of Investments
December 31, 2024
Principal Amount or Shares		Value
	CORPORATE BONDS—95.2%
	Aerospace/Defense—1.7%
$ 725,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 718,718
2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	2,533,766
4,250,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,293,672
425,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2033	416,861
1,825,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	1,843,202
4,525,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	4,595,521
1,100,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,081,800
	TOTAL	15,483,540
	Airlines—0.2%
1,487,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,483,867
	Automotive—5.7%
3,800,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,746,848
825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	844,028
450,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	455,690
8,025,000	Clarios Global LP / Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	8,052,253
1,325,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	1,350,174
4,050,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,284,890
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,720,976
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,335,490
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,934,730
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,631,550
3,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,173,907
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,498,843
1,675,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	1,688,425
3,950,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	3,818,611
1,575,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,659,856
3,875,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,335,083
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	385,092
1,500,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	1,496,994
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	589,613
	TOTAL	53,003,053
	Banking—0.2%
1,875,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,885,540
	Building Materials—3.9%
325,000	ABC Supply Co., Inc., 144A, 4.000%, 1/15/2028	311,678
3,100,000	ABC Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,814,799
475,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	482,367
1,175,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,127,223
3,775,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	3,324,262
4,750,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	4,193,223
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	4,035,842
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,900,540
600,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	604,885
675,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	678,585
2,250,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	2,130,917
2,050,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	1,985,944
2,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,269,549
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
13

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	$ 1,149,415
3,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,354,542
925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	927,277
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,553,598
	TOTAL	35,844,646
	Cable Satellite—6.7%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,295,371
5,275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	4,603,732
1,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,360,845
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,348,179
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,537,595
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,591,819
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	590,079
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,512,863
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,583,953
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,094,451
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,743,861
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,740,811
1,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	719,988
1,950,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,017,679
1,000,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	570,017
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	379,487
650,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	465,978
3,700,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	2,385,166
2,900,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,749,355
4,175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,498,771
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,381,480
600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	584,050
1,675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,607,906
4,425,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,019,095
5,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	5,452,790
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	614,553
950,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	821,592
925,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	868,645
1,000,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	854,756
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,088,090
1,200,000	Ziggo B.V., Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	1,104,767
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,421,236
3,750,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,722,842
	TOTAL	62,331,802
	Chemicals—2.8%
3,575,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,248,554
675,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	687,639
2,275,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,159,787
2,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,622,099
3,800,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,510,642
2,225,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	2,255,029
650,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	663,055
1,675,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	1,779,296
5,675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	5,427,192
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
14

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 1,350,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	$ 1,184,345
750,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	769,397
2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,933,749
	TOTAL	26,240,784
	Construction Machinery—0.7%
2,025,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,852,960
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	547,931
1,225,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,095,329
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,071,425
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,092,772
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	832,931
	TOTAL	6,493,348
	Consumer Cyclical Services—3.9%
1,200,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	1,227,996
6,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,203,176
2,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	2,822,277
2,575,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,562,810
3,225,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,074,325
1,125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	1,161,874
6,875,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,525,230
1,025,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	1,044,567
2,125,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	2,089,202
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,349,658
1,775,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,579,469
1,700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,645,607
2,425,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	2,406,736
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,445,327
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,437,118
	TOTAL	36,575,372
	Consumer Products—1.7%
6,500,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	6,484,423
950,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	971,450
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,338,507
300,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	293,898
5,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,904,473
1,075,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,025,351
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	652,902
	TOTAL	15,671,004
	Diversified Manufacturing—1.4%
5,750,000	Emrld Borrower LP / Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	5,764,855
225,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	226,920
1,625,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,655,010
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	887,788
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,043,065
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,951,067
	TOTAL	12,528,705
	Finance Companies—2.8%
4,825,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	5,062,171
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	231,681
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	233,166
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
15

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 1,425,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	$ 1,511,794
900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	859,410
575,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	564,008
2,700,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	2,551,674
575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	575,977
600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	543,790
5,250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,577,590
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,896,871
2,650,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,638,855
2,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,386,429
900,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	889,667
1,525,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	1,517,035
	TOTAL	26,040,118
	Food & Beverage—1.8%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,718,590
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,322,382
1,925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,910,721
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	175,211
1,800,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,766,453
1,125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	1,117,954
1,475,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	1,428,853
575,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	561,568
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,341,421
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,821,500
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	341,003
1,100,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,126,923
	TOTAL	16,632,579
	Gaming—5.2%
1,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,465,592
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	992,885
1,900,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,759,093
825,000	Caesars Entertainment Corp., 144A, 6.000%, 10/15/2032	796,214
2,475,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	2,522,717
2,675,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	2,689,254
1,050,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	983,916
775,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	767,302
3,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,213,310
263,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	265,845
3,425,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	3,499,346
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	257,678
1,350,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	1,349,344
2,775,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	2,767,877
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,169,937
4,400,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,382,265
2,750,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,840,695
1,775,000	Penn Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,593,454
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,639,615
975,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	969,838
3,425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,252,357
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	644,656
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
16

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$ 1,525,000		VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	$ 1,521,208
2,025,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	2,110,283
1,425,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,404,517
		TOTAL	47,859,198
		Health Care—4.4%
2,400,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,333,480
2,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,967,462
1,500,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,433,016
1,225,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	841,740
2,375,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	1,796,650
3,175,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	3,050,643
650,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	582,719
925,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	945,544
900,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	829,816
625,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	595,624
1,125,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,110,820
1,700,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,731,537
900,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	790,046
1,000,000		Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	926,907
8,650,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	8,356,021
1,600,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,618,870
400,000		Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	431,012
1,725,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	1,662,652
1,125,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,057,178
1,550,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	1,519,377
2,500,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	2,499,992
1,800,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	1,819,838
3,250,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	3,246,880
		TOTAL	41,147,824
		Health Insurance—0.3%
1,950,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,845,763
700,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	692,476
		TOTAL	2,538,239
		Independent Energy—3.1%
1,850,000		Aethon United LP BR/Aethon United Finance, 144A, 7.500%, 10/1/2029	1,893,749
1,000,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	966,945
300,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	292,457
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	422,858
1,900,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,941,087
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	789,029
625,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	655,097
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	365,324
2,175,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	2,261,605
3,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,976,289
600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	583,869
3,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	13,494
375,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	364,358
2,075,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,055,033
1,371,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,376,146
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	524,792
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
17

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 1,275,000	Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	$ 1,259,585
800,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2032	812,872
575,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	573,845
2,300,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	2,369,759
2,000,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,869,445
1,200,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	1,239,943
1,800,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	1,783,525
975,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	962,225
	TOTAL	28,353,331
	Industrial - Other—1.4%
2,325,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	2,326,396
6,875,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	6,499,175
4,025,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	4,129,086
	TOTAL	12,954,657
	Insurance - P&C—8.3%
3,025,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	3,118,064
875,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	844,897
2,175,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	2,197,733
2,950,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	2,964,753
300,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2031	297,412
225,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	223,367
1,450,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	1,459,798
4,125,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,892,444
975,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	1,005,060
7,525,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	7,826,437
4,350,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	4,402,948
1,900,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	2,046,583
2,975,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	3,039,608
7,225,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	7,026,976
4,075,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	4,180,217
8,125,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,887,603
3,700,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	3,760,228
2,475,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	2,615,597
2,850,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	3,086,137
5,900,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	5,965,398
1,550,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	1,457,078
1,800,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	1,782,185
5,950,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	6,160,969
	TOTAL	77,241,492
	Leisure—2.2%
425,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	442,419
1,925,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	1,921,919
300,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.625%, 3/1/2026	300,667
850,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	896,277
1,750,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,748,911
1,100,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,155,928
950,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	953,761
1,700,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	1,697,187
450,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	441,843
900,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	895,048
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
18

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 825,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	$ 824,791
850,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	836,663
1,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,063,388
3,625,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	3,706,211
3,875,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	3,701,149
	TOTAL	20,586,162
	Lodging—1.1%
1,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	869,417
2,325,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,326,157
1,725,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,698,588
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	779,544
1,550,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,599,349
1,725,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,646,579
950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	954,306
	TOTAL	9,873,940
	Media Entertainment—2.4%
1,900,000	CMG Media, Corp., 144A, 8.875%, 6/18/2029	1,430,187
404,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	151,643
1,300,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	694,757
1,500,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	1,464,661
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	313,835
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	465,484
2,175,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	2,011,556
625,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	608,711
450,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	228,876
725,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	586,474
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	535,050
2,425,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,639,906
7,075,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	6,744,522
1,275,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,193,869
2,750,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	2,634,309
1,825,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	1,860,270
	TOTAL	22,564,110
	Metals & Mining—1.0%
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	741,177
2,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	2,105,052
525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	519,971
1,900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,868,385
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	909,633
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,876,343
	TOTAL	9,020,561
	Midstream—4.6%
3,425,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,411,380
2,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,060,081
2,600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	2,620,730
550,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	562,313
1,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	1,516,749
1,750,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	1,695,503
3,275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,999,898
2,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,625,281
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
19

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 2,149,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	$ 2,048,946
1,150,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	1,154,628
2,625,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,660,839
950,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	969,434
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	347,018
1,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,703,391
1,050,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	1,061,153
1,725,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	1,704,614
2,375,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	2,391,343
2,600,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	2,614,776
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,319,493
2,800,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	2,508,326
2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,029,063
1,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,053,974
1,400,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,395,387
	TOTAL	42,454,320
	Oil Field Services—2.0%
4,250,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,230,000
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,112,874
2,750,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	2,807,728
1,300,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,205,018
325,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	330,812
375,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	374,906
575,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	534,512
1,376,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	1,381,666
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,083,246
3,100,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,157,668
	TOTAL	18,218,430
	Packaging—4.1%
3,687,491	ARD Finance SA, Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	534,705
3,175,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,730,954
5,750,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	3,292,941
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,571,671
800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	818,916
559,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	557,196
975,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	982,816
7,325,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	7,438,933
2,500,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	2,540,415
1,525,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	1,557,726
2,275,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,029,954
2,147,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,147,759
450,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	438,512
1,500,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	1,504,116
1,300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,305,372
1,200,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	1,238,460
6,625,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	6,622,308
	TOTAL	38,312,754
	Paper—0.5%
2,550,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,411,038
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
20

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—continued
$ 2,875,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	$ 2,636,518
	TOTAL	5,047,556
	Pharmaceuticals—1.4%
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	848,624
3,450,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	2,143,313
5,050,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,646,220
1,500,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	1,418,599
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	571,392
450,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	460,624
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	3,104,240
	TOTAL	13,193,012
	Restaurant—1.4%
9,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	8,303,377
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	828,703
850,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	838,331
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,318,192
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,364,014
	TOTAL	12,652,617
	Retailers—1.8%
2,575,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,563,492
900,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	842,585
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,351,427
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,484,137
675,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	668,627
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,325,957
575,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	497,771
475,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	477,136
1,075,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	990,900
3,825,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	3,972,243
1,525,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	1,587,616
825,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	818,739
	TOTAL	16,580,630
	Supermarkets—0.5%
3,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,052,203
275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	274,092
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,267,566
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	401,919
	TOTAL	4,995,780
	Technology—12.7%
1,850,000	Amentum Escrow Corp., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	1,866,128
7,475,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,111,237
2,325,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	2,409,572
1,675,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,309,013
1,250,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	1,274,244
3,200,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	3,166,157
5,550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	5,179,822
4,025,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	3,955,721
1,150,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	1,186,795
4,600,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	4,676,101
4,050,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,868,712
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
21

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 2,075,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	$ 2,059,526
3,000,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,978,315
4,000,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,712,086
675,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	676,974
875,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	838,580
4,400,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	4,368,123
300,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	286,921
2,200,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	2,246,026
1,026,795	Goto Group, Inc., 144A, 5.500%, 5/1/2028	877,910
1,417,955	Goto Group, Inc., 144A, 5.500%, 5/1/2028	581,362
4,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,754,418
1,000,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	923,556
1,350,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,359,326
1,050,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,046,500
4,600,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,703,555
8,450,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	8,217,553
1,275,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	1,382,412
900,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	866,430
1,575,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,508,464
1,300,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,344,561
3,100,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,922,903
875,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	908,059
5,400,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	5,091,124
2,025,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,950,234
100,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	106,641
825,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	882,972
2,941,000	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	3,318,342
1,525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,493,570
900,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	903,147
5,425,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	5,377,621
750,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	757,285
2,075,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	1,893,019
2,825,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,624,071
5,675,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	5,763,573
1,750,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	1,586,845
700,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	710,721
1,500,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	1,352,877
	TOTAL	117,379,104
	Transportation Services—0.4%
1,825,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,870,539
1,525,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	1,573,417
	TOTAL	3,443,956
	Utility - Electric—2.9%
400,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	357,798
2,800,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,635,064
3,000,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,911,849
1,300,000	NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	1,245,728
2,500,000	NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,559,815
925,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	840,074
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	875,152
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
22

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	$ 163,445
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,367,967
675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	656,114
825,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	809,849
2,025,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,873,577
2,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,314,194
1,525,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	1,591,563
3,475,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,466,905
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	399,600
825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	845,515
2,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,414,990
		TOTAL	27,329,199
		TOTAL CORPORATE BONDS (IDENTIFIED COST $921,533,211)	881,961,230
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
7,882	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $5,372,443)	170,724
		WARRANTS—0.0%
		Media Entertainment—0.0%
9,554	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	96
1,592	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	16
		TOTAL WARRANTS (IDENTIFIED COST $3,226)	112
		INVESTMENT COMPANY—3.7%
34,129,461		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[4] (IDENTIFIED COST $34,129,461)	34,129,461
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $961,038,341)[5]	916,261,527
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	9,939,463
		TOTAL NET ASSETS—100%	$926,200,990
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 12/31/2023	$32,017,578	$—	$32,017,578
Purchases at Cost	$120,104,675	$150,026,450	$270,131,125
Proceeds from Sales	$(152,101,748)	$(115,896,989)	$(267,998,737)
Change in Unrealized Appreciation/Depreciation	$(4,295)	$—	$(4,295)
Net Realized Gain/(Loss)	$(16,210)	$—	$(16,210)
Value as of 12/31/2024	$—	$34,129,461	$34,129,461
Shares Held as of 12/31/2024	—	34,129,461	34,129,461
Dividend Income	$615,356	$905,608	$1,520,964
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
23

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $966,495,764.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$881,961,230	$—	$881,961,230
Equity Security:
Common Stock
Domestic	—	—	170,724	170,724
Warrants	—	—	112	112
Investment Company	34,129,461	—	—	34,129,461
TOTAL SECURITIES	$34,129,461	$881,961,230	$170,836	$916,261,527

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
24

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$5.59	$5.22	$6.34	$6.35	$6.36
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.34	0.33	0.33	0.35
Net realized and unrealized gain (loss)	0.05	0.39	(1.08)	0.01	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.73	(0.75)	0.34	0.36
Less Distributions:
Distributions from net investment income	(0.36)	(0.36)	(0.37)	(0.35)	(0.37)
Net Asset Value, End of Period	$5.61	$5.59	$5.22	$6.34	$6.35
Total Return[2]	6.97%	14.43%	(11.96)%	5.42%	6.09%
Ratios to Average Net Assets:
Net expenses[3]	0.04%	0.04%	0.04%	0.02%	0.03%
Net investment income	5.92%	6.34%	5.77%	5.16%	5.70%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$926,201	$845,567	$745,111	$2,494,249	$2,212,263
Portfolio turnover[4]	22%	16%	13%	34%	38%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
25

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $34,129,461 of investments in affiliated holdings* (identified cost $961,038,341, including $34,129,461 of identified cost in affiliated holdings)	$916,261,527
Cash	100,547
Income receivable	14,692,655
Income receivable from affiliated holdings	115,744
Total Assets	931,170,473
Liabilities:
Income distribution payable	4,856,119
Accrued expenses (Note 5)	113,364
Total Liabilities	4,969,483
Net assets for 165,032,894 shares outstanding	$926,200,990
Net Assets Consist of:
Paid-in capital	$1,171,097,934
Total distributable earnings (loss)	(244,896,944)
Total Net Assets	$926,200,990
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$926,200,990 ÷ 165,032,894 shares outstanding, no par value, unlimited shares authorized	$5.61

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
26

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$52,374,127
Dividends (including $1,520,964 received from affiliated holdings*)	1,917,619
TOTAL INCOME	54,291,746
Expenses:
Administrative fee (Note 5)	6,990
Custodian fees	37,067
Transfer agent fees	56,389
Directors’/Trustees’ fees (Note 5)	5,148
Auditing fees	40,649
Legal fees	10,859
Portfolio accounting fees	154,704
Share registration costs	100
Printing and postage	19,437
Commitment fee (Note 7)	5,406
Miscellaneous (Note 5)	14,619
TOTAL EXPENSES	351,368
Net investment income	53,940,378
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(16,210) on sales of investments in affiliated holdings*)	(22,585,852)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(4,295) on investments in affiliated holdings*)	31,704,239
Net realized and unrealized gain (loss) on investments	9,118,387
Change in net assets resulting from operations	$63,058,765

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
27

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,940,378	$50,343,766
Net realized gain (loss)	(22,585,852)	(25,508,183)
Net change in unrealized appreciation/depreciation	31,704,239	82,616,504
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,058,765	107,452,087
Distributions to Shareholders	(58,325,229)	(52,999,823)
Share Transactions:
Proceeds from sale of shares	135,240,200	135,520,135
Net asset value of shares issued to shareholders in payment of distributions declared	9,085,405	3,222,946
Cost of shares redeemed	(68,425,507)	(92,738,571)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	75,900,098	46,004,510
Change in net assets	80,633,634	100,456,774
Net Assets:
Beginning of period	845,567,356	745,110,582
End of period	$926,200,990	$845,567,356
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
28

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
29

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
30

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2024	Year Ended 12/31/2023
Shares sold	24,253,646	25,323,647
Shares issued to shareholders in payment of distributions declared	1,624,973	600,019
Shares redeemed	(12,230,602)	(17,409,623)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	13,648,017	8,514,043
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$58,325,229	$52,999,823
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$657,956
Net unrealized depreciation	$(50,234,237)
Capital loss carryforwards	$(195,320,663)
TOTAL	$(244,896,944)
At December 31, 2024, the cost of investments for federal tax purposes was $966,495,764. The net unrealized depreciation of investments for federal tax purposes was $50,234,237. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $9,090,940 and unrealized depreciation from investments for those securities having an excess of cost over value of $59,325,177. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for wash sales, defaulted securities and discount accretion/premium amortization on debt securities.
As of December 31, 2024, the Fund had a capital loss carryforward of $195,320,663 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$27,458,444	$167,862,219	$195,320,663
The Fund used capital loss carryforwards of $511,264 to offset capital gains realized during the year ended December 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
31

Affiliated Shares of Beneficial Interest
As of December 31, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$266,529,927
Sales	$194,238,269
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2024, 86.7% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004. 99.3% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
32

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HIGH YIELD BOND CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of High Yield Bond Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)) including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2025
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
33

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Managed Pool Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	165,038,035.699	0.000	0	N/A
John B. Fisher	165,038,035.699	0.000	0	N/A
John G. Carson	165,038,035.699	0.000	0	N/A
G. Thomas Hough	165,038,035.699	0.000	0	N/A
Karen L. Larrimer	165,038,035.699	0.000	0	N/A
Max F. Miller	165,038,035.699	0.000	0	N/A
Frank J. Nasta	165,038,035.699	0.000	0	N/A
Thomas M. O’Neill	165,038,035.699	0.000	0	N/A
Madelyn A. Reilly	165,038,035.699	0.000	0	N/A
John S. Walsh	165,038,035.699	0.000	0	N/A
Annual Financial Statements and Additional Information
34

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes High Yield Strategy Portfolio (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
Annual Financial Statements and Additional Information
35

investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
36

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2023, the Fund’s performance fell below its benchmark index for the five-year period, and was above its benchmark index for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of
Annual Financial Statements and Additional Information
37

Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
38

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes High Yield Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40004 (2/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
December 31, 2024

Ticker | FMBPX

Federated Hermes Mortgage Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.9%
174,047,426	[1]	Mortgage Core Fund (IDENTIFIED COST $1,462,726,376)	$1,423,707,941
		REPURCHASE AGREEMENT—0.6%
$ 8,049,000
Interest in $923,000,000 joint repurchase agreement 4.46%, dated 12/31/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $923,228,699 on 1/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $941,693,273.
(IDENTIFIED COST $8,049,000)
			$ 8,049,000
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $1,470,775,376)[2]	1,431,756,941
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[3]	(7,165,331)
		TOTAL NET ASSETS—100%	$1,424,591,610
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Mortgage Core Fund
Value as of 12/31/2023	$894,115,566
Purchases at Cost	$597,653,719
Proceeds from Sales	$(28,500,000)
Change in Unrealized Appreciation/Depreciation	$(33,626,671)
Net Realized Gain/(Loss)	$(5,934,673)
Value as of 12/31/2024	$1,423,707,941
Shares Held as of 12/31/2024	174,047,426
Dividend Income	$50,847,844

1
Due to this affiliated holding representing greater than 75% of the Fund’s total net assets, a copy of the affiliated holding’s most recent Annual Financial
Statements and Notes to Financial Statements are included with this Report.

2	The cost of investments for federal tax purposes amounts to $1,482,222,890.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$1,423,707,941	$—	$—	$1,423,707,941
Repurchase Agreement	—	8,049,000	—	8,049,000
TOTAL SECURITIES	$1,423,707,941	$8,049,000	$—	$1,431,756,941
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.53	$8.46	$9.85	$10.18	$9.98
Income From Investment Operations:
Net investment income (loss)[1]	0.39	0.36	0.27	0.22	0.27
Net realized and unrealized gain (loss)	(0.27)	0.06	(1.40)	(0.32)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.42	(1.13)	(0.10)	0.47
Less Distributions:
Distributions from net investment income	(0.39)	(0.35)	(0.26)	(0.22)	(0.27)
Distributions from net realized gain	—	—	—	(0.01)	—
TOTAL DISTRIBUTIONS	(0.39)	(0.35)	(0.26)	(0.23)	(0.27)
Net Asset Value, End of Period	$8.26	$8.53	$8.46	$9.85	$10.18
Total Return[2]	1.42%	5.18%	(11.54)%	(0.94)%	4.77%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.63%	4.31%	3.01%	2.21%	2.68%
Expense waiver/reimbursement[4]	0.12%	0.15%	0.17%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,424,592	$907,240	$295,407	$171,828	$126,578
Portfolio turnover[5]	3%	1%	11%	14%	43%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3
The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $1,423,707,941 of investments in affiliated holdings* (identified cost $1,470,775,376, including $1,462,726,376 of identified cost in affiliated holdings)	$1,431,756,941
Cash	153
Income receivable	998
Income receivable from affiliated holdings	6,527,769
Receivable for shares sold	407,754
Total Assets	1,438,693,615
Liabilities:
Payable for investments purchased	6,533,646
Payable for shares redeemed	982,553
Income distribution payable	6,417,312
Payable to adviser (Note 5)	3,689
Payable for administrative fee (Note 5)	3,025
Accrued expenses (Note 5)	161,780
Total Liabilities	14,102,005
Net assets for 172,501,480 shares outstanding	$1,424,591,610
Net Assets Consist of:
Paid-in capital	$1,475,194,985
Total distributable earnings (loss)	(50,603,375)
Total Net Assets	$1,424,591,610
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,424,591,610 ÷ 172,501,480 shares outstanding, no par value, unlimited shares authorized	$8.26

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Dividends received from affiliated holdings*	$50,847,844
Interest	309,617
TOTAL INCOME	51,157,461
Expenses:
Administrative fee (Note 5)	856,748
Custodian fees	36,673
Transfer agent fees	70,694
Directors’/Trustees’ fees (Note 5)	4,925
Auditing fees	32,600
Legal fees	10,836
Portfolio accounting fees	136,756
Share registration costs	167,157
Printing and postage	21,619
Miscellaneous (Note 5)	26,901
TOTAL EXPENSES	1,364,909
Reimbursements of other operating expenses (Note 5)	(1,364,909)
Net expenses	—
Net investment income	51,157,461
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated holdings*	(5,934,673)
Net change in unrealized depreciation of investments in affiliated holdings*	(33,626,671)
Net realized and unrealized gain (loss) on investments	(39,561,344)
Change in net assets resulting from operations	$11,596,117

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$51,157,461	$21,211,411
Net realized gain (loss)	(5,934,673)	(634,999)
Net change in unrealized appreciation/depreciation	(33,626,671)	26,666,665
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,596,117	47,243,077
Distributions to Shareholders	(51,149,947)	(21,213,010)
Share Transactions:
Proceeds from sale of shares	765,025,305	656,484,450
Net asset value of shares issued to shareholders in payment of distributions declared	1,084,529	464,465
Cost of shares redeemed	(209,204,046)	(71,146,537)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	556,905,788	585,802,378
Change in net assets	517,351,958	611,832,445
Net Assets:
Beginning of period	907,239,652	295,407,207
End of period	$1,424,591,610	$907,239,652
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Mortgage Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $1,364,909 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2024	Year Ended 12/31/2023
Shares sold	91,016,308	80,038,747
Shares issued to shareholders in payment of distributions declared	129,832	55,796
Shares redeemed	(25,012,432)	(8,627,988)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	66,133,708	71,466,555
Annual Financial Statements and Additional Information

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$51,149,947	$21,213,010
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$9,667
Net unrealized depreciation	$(50,465,949)
Capital loss carryforwards	$(147,093)
TOTAL	$(50,603,375)
At December 31, 2024, the cost of investments for federal tax purposes was $1,482,222,890. The net unrealized depreciation of investments for federal tax purposes was $50,465,949. This consists entirely of unrealized depreciation from investments for those securities having an excess of cost over value of $50,465,949. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales.
As of December 31, 2024, the Fund had a capital loss carryforward of $147,093 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$139,841	$7,252	$147,093
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended December 31, 2024, the Adviser reimbursed $1,364,909 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the year ended December 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the year ended December 31, 2024, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions with Affiliated Investment Companies
The Fund invests in the Mortgage Core Fund (“Mortgage Core”), a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital
Annual Financial Statements and Additional Information

gain distributions of Mortgage Core, if any, are declared and paid at least annually, and are recorded by the Fund as capital gains received. At December 31, 2024, Mortgage Core represents 99.9% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of Mortgage Core. To illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core, its financial statements are included within this report. The financial statements of Mortgage Core should be read in conjunction with the Fund’s financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$597,653,720
Sales	$28,500,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
For the fiscal year ended December 31, 2024, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE Board of Trustees of Federated Hermes Mortgage Strategy Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Mortgage Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Hermes Managed Pool Series (the “Trust”)), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Managed Pool Series) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2025
Annual Financial Statements and Additional Information

Mortgage Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Mortgage Strategy Portfolio invests primarily in Mortgage Core Fund. Therefore, the Mortgage Core Fund financial statements and notes to financial statements are included on pages 12 through 34.
Mortgage Core Fund
Annual Financial Statements and Additional Information

Portfolio of Investments
December 31, 2024
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—92.8%
	Federal Home Loan Mortgage Corporation—28.6%
$ 26,795,485	2.000%, 4/1/2036	$ 23,835,192
12,375,229	2.000%, 5/1/2036	10,992,578
30,463,433	2.000%, 11/1/2036	27,050,316
43,635,282	2.000%, 5/1/2050	34,224,434
6,767,107	2.000%, 8/1/2050	5,301,297
7,539,860	2.000%, 8/1/2050	5,942,008
42,066,414	2.000%, 9/1/2050	33,085,945
4,282,491	2.000%, 12/1/2050	3,330,780
21,353,146	2.000%, 12/1/2050	16,701,190
21,268,932	2.000%, 1/1/2051	16,635,323
62,673,435	2.000%, 3/1/2051	49,097,862
38,455,101	2.000%, 4/1/2051	30,017,260
20,151,379	2.000%, 5/1/2051	15,729,751
25,877,770	2.000%, 5/1/2051	20,199,654
84,443,469	2.000%, 1/1/2052	65,914,833
44,380,104	2.000%, 1/1/2052	35,127,602
21,053,525	2.000%, 1/1/2052	16,407,631
36,068,533	2.500%, 12/1/2035	32,968,161
20,537,263	2.500%, 4/1/2037	18,791,179
16,990,295	2.500%, 5/1/2050	13,849,815
6,883,026	2.500%, 8/1/2050	5,698,959
5,946,192	2.500%, 9/1/2050	4,897,271
60,401,842	2.500%, 10/1/2051	49,652,453
12,647,679	2.500%, 10/1/2051	10,341,506
39,470,106	2.500%, 11/1/2051	32,655,509
27,731,192	2.500%, 12/1/2051	22,579,372
14,006,453	2.500%, 12/1/2051	11,575,079
40,179,436	2.500%, 12/1/2051	33,003,807
31,576,538	2.500%, 12/1/2051	25,720,208
63,607,489	2.500%, 1/1/2052	52,546,013
12,631,023	2.500%, 3/1/2052	10,462,092
9,134,763	2.500%, 4/1/2052	7,503,389
16,500,692	2.500%, 4/1/2052	13,548,684
22,681,363	2.500%, 5/1/2052	18,722,851
10,239,040	2.500%, 5/1/2052	8,410,454
14,849,669	2.500%, 5/1/2052	12,234,797
33,209,166	2.500%, 5/1/2052	27,153,820
395,380	3.000%, 6/1/2045	343,628
527,304	3.000%, 5/1/2046	460,427
1,624,389	3.000%, 9/1/2046	1,392,481
10,650,400	3.000%, 10/1/2050	9,086,617
9,406,015	3.000%, 11/1/2050	8,024,943
7,314,549	3.000%, 11/1/2051	6,293,138
24,716,272	3.000%, 1/1/2052	21,048,598
25,632,912	3.000%, 2/1/2052	21,853,247
34,334,150	3.000%, 6/1/2052	29,346,562
27,243,222	3.000%, 8/1/2052	23,362,327
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 18,596,457	3.000%, 9/1/2052	$ 15,865,965
11,213	3.500%, 6/1/2026	11,128
40,537	3.500%, 6/1/2026	40,232
18,133	3.500%, 7/1/2026	17,976
23,851,219	3.500%, 12/1/2047	21,459,421
6,963,617	3.500%, 5/1/2051	6,156,500
23,155,323	3.500%, 2/1/2052	20,616,228
3,344,697	3.500%, 3/1/2052	3,004,065
7,191,288	3.500%, 5/1/2052	6,357,221
67,110,363	3.500%, 5/1/2052	59,410,590
18,385,182	3.500%, 6/1/2052	16,499,864
5,480,008	3.500%, 7/1/2052	4,902,645
10,863	4.000%, 5/1/2026	10,799
155,326	4.000%, 5/1/2026	154,402
570,542	4.000%, 12/1/2040	539,984
9,083,640	4.000%, 4/1/2052	8,406,072
3,553,164	4.000%, 4/1/2052	3,292,568
13,805,259	4.000%, 5/1/2052	12,659,014
27,431,750	4.000%, 6/1/2052	25,076,951
21,128,637	4.000%, 7/1/2052	19,346,274
1,656,262	4.000%, 7/1/2052	1,527,413
15,122,345	4.000%, 8/1/2052	13,832,481
62,580,231	4.000%, 9/1/2052	57,281,550
13,414,743	4.000%, 10/1/2052	12,283,106
52,577,441	4.000%, 10/1/2052	48,174,990
1,047	4.500%, 6/1/2025	1,044
26,972,139	4.500%, 10/1/2037	26,412,041
337,230	4.500%, 11/1/2039	328,148
98,975	4.500%, 6/1/2040	96,223
135,767	4.500%, 7/1/2040	131,972
569,812	4.500%, 8/1/2040	553,947
341,260	4.500%, 7/1/2041	331,845
356,439	4.500%, 7/1/2041	346,029
228,329	4.500%, 7/1/2041	221,677
1,397,248	4.500%, 10/1/2048	1,332,034
9,271,510	4.500%, 5/1/2052	8,793,580
8,413,252	4.500%, 9/1/2052	7,952,221
5,657,957	4.500%, 10/1/2052	5,347,911
17,269,087	4.500%, 12/1/2052	16,274,203
27,308,775	4.500%, 1/1/2053	25,718,429
27,266,382	4.500%, 2/1/2053	25,678,505
13,647,128	4.500%, 3/1/2053	12,839,583
559,680	5.000%, 1/1/2034	560,136
190,495	5.000%, 5/1/2034	190,659
682	5.000%, 11/1/2035	682
233,867	5.000%, 4/1/2036	233,895
306	5.000%, 4/1/2036	306
4,338	5.000%, 4/1/2036	4,340
54,382	5.000%, 4/1/2036	54,385
64,737	5.000%, 5/1/2036	64,719
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 39,388	5.000%, 6/1/2036	$ 39,392
83,853	5.000%, 6/1/2036	83,863
232,102	5.000%, 12/1/2037	232,058
34,037	5.000%, 5/1/2038	34,030
22,728	5.000%, 6/1/2038	22,706
41,624	5.000%, 9/1/2038	41,583
38,851	5.000%, 2/1/2039	38,811
34,523	5.000%, 6/1/2039	34,484
1,134,245	5.000%, 10/1/2039	1,132,634
103,966	5.000%, 2/1/2040	103,716
182,576	5.000%, 8/1/2040	182,065
30,967,095	5.000%, 10/1/2052	29,962,637
18,315,289	5.000%, 3/1/2053	17,744,103
9,840,192	5.000%, 5/1/2053	9,528,393
15,108,550	5.000%, 10/1/2054	14,593,933
27,561,236	5.000%, 11/1/2054	26,622,465
467,240	5.500%, 5/1/2034	476,850
19,506	5.500%, 3/1/2036	19,961
29,669	5.500%, 3/1/2036	30,361
10,093	5.500%, 3/1/2036	10,328
58,040	5.500%, 3/1/2036	59,368
145,795	5.500%, 6/1/2036	149,179
72,545	5.500%, 6/1/2036	74,223
25,060	5.500%, 6/1/2036	25,628
55,152	5.500%, 9/1/2037	56,322
110,368	5.500%, 9/1/2037	112,950
75,214	5.500%, 12/1/2037	76,816
9,177	5.500%, 3/1/2038	9,397
9,044,838	5.500%, 5/1/2038	9,116,874
4,225,643	5.500%, 9/1/2052	4,198,578
25,387,707	5.500%, 12/1/2052	25,117,990
21,435,690	5.500%, 3/1/2053	21,181,164
13,947,077	5.500%, 9/1/2053	13,772,754
23,967,821	5.500%, 4/1/2054	23,741,651
19,785,511	5.500%, 5/1/2054	19,541,738
8,400,441	5.500%, 5/1/2054	8,303,636
2,866	6.000%, 7/1/2029	2,887
10,336	6.000%, 2/1/2032	10,597
9,766	6.000%, 5/1/2036	10,100
20,854	6.000%, 8/1/2037	21,627
168,427	6.000%, 9/1/2037	174,600
21,269,384	6.000%, 11/1/2053	21,384,720
2,824	6.500%, 6/1/2029	2,889
1,058	6.500%, 7/1/2029	1,084
97,581	6.500%, 11/1/2036	102,196
1,107	6.500%, 4/1/2038	1,162
971	6.500%, 4/1/2038	1,020
27,451,142	6.500%, 10/1/2053	28,052,945
22,828,077	6.500%, 11/1/2053	23,328,531
5,078	7.000%, 4/1/2032	5,263
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 88,842	7.000%, 4/1/2032	$ 93,127
6,966	7.000%, 9/1/2037	7,413
6,796	7.500%, 10/1/2029	7,073
4,217	7.500%, 11/1/2029	4,394
8,585	7.500%, 5/1/2031	9,053
987	8.000%, 3/1/2030	1,016
17,515	8.000%, 1/1/2031	18,008
20,935	8.000%, 2/1/2031	21,694
10,534	8.000%, 3/1/2031	10,896
152	8.500%, 9/1/2025	153
6	8.500%, 9/1/2025	6
	TOTAL	1,733,262,091
	Federal National Mortgage Association—45.8%
25,019,686	2.000%, 8/1/2035	22,318,128
4,709,473	2.000%, 4/1/2036	4,192,126
24,800,006	2.000%, 5/1/2036	22,029,169
22,552,038	2.000%, 1/1/2037	20,053,502
8,326,448	2.000%, 2/1/2037	7,406,565
17,855,348	2.000%, 5/1/2050	13,987,735
39,140,648	2.000%, 7/1/2050	30,662,467
35,640,355	2.000%, 10/1/2050	27,875,815
33,703,248	2.000%, 11/1/2050	26,360,722
292,181,187	2.000%, 5/1/2051	228,527,148
35,877,808	2.000%, 5/1/2051	28,397,891
41,018,083	2.000%, 8/1/2051	32,017,871
20,877,736	2.000%, 10/1/2051	16,322,828
28,086,781	2.000%, 10/1/2051	21,888,854
36,096,641	2.000%, 10/1/2051	28,131,174
10,176,576	2.000%, 12/1/2051	7,997,689
5,534,913	2.000%, 12/1/2051	4,379,247
27,232,832	2.000%, 12/1/2051	21,189,305
6,790,467	2.000%, 1/1/2052	5,328,085
36,775,562	2.000%, 1/1/2052	28,706,247
109,728,173	2.000%, 2/1/2052	85,891,582
67,145,255	2.000%, 2/1/2052	52,412,203
22,706,737	2.000%, 2/1/2052	17,724,411
32,091,229	2.000%, 2/1/2052	25,290,436
18,128,968	2.000%, 3/1/2052	14,241,744
13,315,806	2.000%, 3/1/2052	10,527,202
11,166,148	2.000%, 3/1/2052	8,827,727
15,844,141	2.000%, 3/1/2052	12,323,049
94,192,373	2.000%, 3/1/2052	73,524,626
23,416,299	2.000%, 4/1/2052	18,219,740
46,947,312	2.000%, 4/1/2052	36,631,433
30,775,475	2.500%, 9/1/2036	27,976,206
1,960,800	2.500%, 12/1/2036	1,797,768
28,028,193	2.500%, 12/1/2036	25,583,916
3,208,579	2.500%, 5/1/2037	2,931,774
7,958,397	2.500%, 6/1/2050	6,589,337
2,814,095	2.500%, 7/1/2050	2,317,682
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 13,522,619	2.500%, 9/1/2050	$ 11,137,201
30,779,416	2.500%, 9/1/2050	25,263,295
32,151,289	2.500%, 10/1/2050	26,208,458
12,015,299	2.500%, 11/1/2050	9,794,396
24,925,581	2.500%, 11/1/2050	20,294,979
13,322,589	2.500%, 12/1/2050	10,847,557
19,436,106	2.500%, 2/1/2051	15,825,323
37,136,770	2.500%, 9/1/2051	30,539,344
68,951,130	2.500%, 10/1/2051	56,701,817
59,507,074	2.500%, 10/1/2051	48,898,325
60,203,887	2.500%, 10/1/2051	49,358,031
28,377,725	2.500%, 10/1/2051	23,203,342
30,653,493	2.500%, 11/1/2051	24,949,197
47,111,971	2.500%, 12/1/2051	38,359,646
7,054,338	2.500%, 1/1/2052	5,787,893
57,306,405	2.500%, 1/1/2052	47,018,352
16,225,103	2.500%, 1/1/2052	13,276,765
20,957,973	2.500%, 1/1/2052	17,300,239
4,897,860	2.500%, 2/1/2052	4,035,398
37,109,931	2.500%, 2/1/2052	30,737,614
18,387,412	2.500%, 2/1/2052	15,149,580
2,275,253	2.500%, 2/1/2052	1,856,829
34,876,004	2.500%, 3/1/2052	28,462,234
58,382,453	2.500%, 4/1/2052	48,156,644
2,088,934	2.500%, 5/1/2052	1,702,164
28,349,268	2.500%, 5/1/2052	23,304,102
726,335	3.000%, 2/1/2032	696,497
2,084,950	3.000%, 8/1/2043	1,841,201
1,467,586	3.000%, 9/1/2043	1,296,098
3,032,085	3.000%, 11/1/2046	2,628,579
599,577	3.000%, 2/1/2047	524,096
26,711,843	3.000%, 2/1/2048	23,148,721
1,106,205	3.000%, 11/1/2049	951,734
31,468,266	3.000%, 7/1/2050	26,955,997
10,873,810	3.000%, 1/1/2051	9,277,224
110,142,225	3.000%, 5/1/2051	93,901,358
36,423,283	3.000%, 7/1/2051	31,007,009
30,641,079	3.000%, 7/1/2051	26,103,791
14,609,450	3.000%, 12/1/2051	12,514,585
30,602,136	3.000%, 12/1/2051	26,175,810
5,383,383	3.000%, 1/1/2052	4,656,876
17,486,291	3.000%, 2/1/2052	15,093,667
13,538,811	3.000%, 2/1/2052	11,534,002
9,828,814	3.000%, 2/1/2052	8,345,426
9,175,921	3.000%, 3/1/2052	7,799,959
19,882,070	3.000%, 4/1/2052	17,130,569
5,475,003	3.000%, 4/1/2052	4,696,780
23,119,213	3.000%, 4/1/2052	19,789,674
11,033,672	3.000%, 5/1/2052	9,410,166
4,484,582	3.000%, 5/1/2052	3,812,103
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 24,747,032	3.000%, 6/1/2052	$ 21,252,662
45,514,736	3.000%, 6/1/2052	38,974,105
17,905,854	3.000%, 6/1/2052	15,216,330
22,130,226	3.000%, 12/1/2052	18,790,971
20,761,945	3.000%, 6/1/2053	17,622,664
13,625	3.500%, 11/1/2025	13,536
20,513	3.500%, 11/1/2025	20,379
26,080	3.500%, 12/1/2025	25,900
28,105	3.500%, 1/1/2026	27,902
7,638	3.500%, 1/1/2026	7,586
8,201,832	3.500%, 9/1/2037	7,763,650
14,902,832	3.500%, 2/1/2050	13,347,834
11,543,669	3.500%, 6/1/2051	10,205,701
42,138,791	3.500%, 3/1/2052	37,883,489
14,260,909	3.500%, 5/1/2052	12,624,712
19,030,134	3.500%, 5/1/2052	16,882,432
41,726,932	3.500%, 6/1/2052	37,069,873
16,026,007	3.500%, 6/1/2052	14,297,474
34,849,345	3.500%, 7/1/2052	31,057,893
9,327,683	3.500%, 1/1/2053	8,312,873
17,136	4.000%, 12/1/2025	17,049
40,813	4.000%, 7/1/2026	40,560
22,633,360	4.000%, 11/1/2037	21,740,637
5,905,547	4.000%, 10/1/2051	5,400,448
23,621,926	4.000%, 7/1/2052	21,660,607
19,839,461	4.000%, 7/1/2052	18,296,046
17,441,727	4.000%, 9/1/2052	16,063,043
24,310,653	4.000%, 4/1/2053	22,244,668
36,045,990	4.000%, 5/1/2053	33,151,671
72,666	4.500%, 2/1/2039	70,820
423,588	4.500%, 5/1/2040	411,725
115,160	4.500%, 11/1/2040	111,900
1,269,859	4.500%, 4/1/2041	1,233,229
604,890	4.500%, 6/1/2041	587,425
7,390,934	4.500%, 8/1/2052	6,985,924
5,102,121	4.500%, 8/1/2052	4,801,488
15,664,702	4.500%, 10/1/2052	14,845,466
24,038,990	4.500%, 11/1/2052	22,684,136
4,334,002	4.500%, 11/1/2052	4,091,089
19,652,278	4.500%, 2/1/2053	18,563,086
22,013,712	4.500%, 7/1/2053	20,757,526
764,062	5.000%, 2/1/2036	764,173
445,741	5.000%, 7/1/2040	444,590
473,054	5.000%, 10/1/2041	471,326
34,087,270	5.000%, 8/1/2052	33,034,867
14,295,446	5.000%, 11/1/2052	13,856,326
22,823,654	5.000%, 2/1/2053	22,036,979
18,353,374	5.000%, 4/1/2054	17,756,625
7,266,856	5.000%, 12/1/2054	7,019,338
18,941	5.500%, 1/1/2032	19,290
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 11,239	5.500%, 1/1/2032	$ 11,446
189,170	5.500%, 9/1/2034	193,276
496,243	5.500%, 12/1/2034	507,078
14,985	5.500%, 4/1/2035	15,299
77,251	5.500%, 1/1/2036	78,977
39,314	5.500%, 3/1/2036	40,192
159,022	5.500%, 4/1/2036	162,740
261,073	5.500%, 4/1/2036	266,903
171,562	5.500%, 5/1/2036	175,581
54,705	5.500%, 9/1/2036	55,931
180,188	5.500%, 8/1/2037	184,213
110,601	5.500%, 7/1/2038	112,954
323,684	5.500%, 4/1/2041	330,301
9,305,355	5.500%, 9/1/2052	9,241,391
7,441,669	5.500%, 11/1/2052	7,367,261
23,134,171	5.500%, 4/1/2053	22,989,607
2,901	6.000%, 1/1/2029	2,948
3,804	6.000%, 2/1/2029	3,865
1,183	6.000%, 2/1/2029	1,196
2,548	6.000%, 4/1/2029	2,595
3,928	6.000%, 5/1/2029	4,000
2,477	6.000%, 5/1/2029	2,517
261,304	6.000%, 7/1/2034	269,813
158,390	6.000%, 11/1/2034	163,518
67,218	6.000%, 7/1/2036	69,667
16,136	6.000%, 7/1/2036	16,741
61,683	6.000%, 10/1/2037	63,982
9,864	6.000%, 6/1/2038	10,247
436,883	6.000%, 7/1/2038	453,360
41,328	6.000%, 9/1/2038	42,899
27,322	6.000%, 10/1/2038	28,368
263,792	6.000%, 2/1/2039	274,005
5,084,442	6.000%, 10/1/2053	5,112,171
41,539,808	6.000%, 12/1/2053	41,765,061
34,547,357	6.000%, 7/1/2054	34,727,677
5,937	6.500%, 9/1/2028	5,997
1,330	6.500%, 8/1/2029	1,360
3,350	6.500%, 6/1/2031	3,457
8,812	6.500%, 6/1/2031	9,072
1,334	6.500%, 6/1/2031	1,373
1,685	6.500%, 1/1/2032	1,732
17,577	6.500%, 3/1/2032	18,208
72,204	6.500%, 4/1/2032	74,824
11,959	6.500%, 5/1/2032	12,400
107,498	6.500%, 7/1/2036	112,530
2,177	6.500%, 8/1/2036	2,265
11,671	6.500%, 9/1/2036	12,247
16,082	6.500%, 12/1/2036	16,823
52,914	6.500%, 9/1/2037	55,598
172	6.500%, 12/1/2037	180
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 22,919	6.500%, 10/1/2038	$ 24,082
12,753,349	6.500%, 10/1/2053	13,032,937
5,346	7.000%, 9/1/2031	5,561
2,103	7.000%, 9/1/2031	2,179
63,471	7.000%, 11/1/2031	66,476
4,461	7.000%, 12/1/2031	4,669
19,321	7.000%, 2/1/2032	20,204
20,234	7.000%, 3/1/2032	21,192
31,535	7.000%, 3/1/2032	32,680
3,959	7.000%, 4/1/2032	4,150
9,266	7.000%, 4/1/2032	9,647
85,150	7.000%, 4/1/2032	89,358
97,388	7.000%, 6/1/2037	103,848
3,677	7.500%, 9/1/2030	3,846
4,395	7.500%, 5/1/2031	4,612
1,116	7.500%, 6/1/2031	1,178
13,606	7.500%, 8/1/2031	14,350
22,258	7.500%, 1/1/2032	23,028
387	7.500%, 6/1/2033	404
353	8.000%, 11/1/2029	364
1	9.000%, 6/1/2025	1
	TOTAL	2,777,144,686
	Government National Mortgage Association—6.9%
4,985,772	3.000%, 1/20/2047	4,378,326
35,778,321	3.000%, 9/20/2050	30,927,289
41,357,878	3.000%, 5/20/2052	35,856,962
590,620	3.500%, 8/15/2043	538,003
370,054	3.500%, 8/15/2043	337,262
6,642,447	3.500%, 3/20/2047	6,013,309
7,977,406	3.500%, 11/20/2047	7,206,870
16,295,921	3.500%, 5/20/2052	14,513,110
26,460,787	3.500%, 11/20/2052	23,638,271
514,360	4.000%, 9/15/2040	487,712
1,424,394	4.000%, 10/15/2040	1,353,071
673,309	4.000%, 1/15/2041	638,313
881,059	4.000%, 10/15/2041	834,535
2,823,273	4.000%, 6/15/2048	2,616,908
126,380	4.500%, 1/15/2039	123,239
87,051	4.500%, 6/15/2039	84,624
401,036	4.500%, 10/15/2039	389,343
151,192	4.500%, 1/15/2040	146,818
85,970	4.500%, 6/15/2040	83,406
60,312	4.500%, 9/15/2040	58,427
77,230	4.500%, 2/15/2041	74,910
444,316	4.500%, 3/15/2041	431,115
40,570	4.500%, 5/15/2041	39,281
1,471,437	4.500%, 6/20/2041	1,432,694
284,715	4.500%, 9/15/2041	275,641
284,788	4.500%, 10/15/2043	274,444
13,594,853	4.500%, 11/20/2053	12,849,213
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 35,029,430		4.500%, 12/20/2053	$ 33,108,164
238,334		5.000%, 1/15/2039	236,653
197,318		5.000%, 5/15/2039	195,835
270,914		5.000%, 8/20/2039	270,768
68,368,596		5.000%, 9/20/2053	66,367,878
88,829		5.500%, 12/15/2038	89,369
65,445		5.500%, 12/20/2038	66,463
123,590		5.500%, 1/15/2039	124,326
133,208		5.500%, 2/15/2039	134,002
25,921,849		5.500%, 7/20/2053	25,720,615
38,899,913		5.500%, 8/20/2053	38,597,929
34,299,303		5.500%, 9/20/2053	34,033,034
3,274		6.000%, 10/15/2028	3,309
3,103		6.000%, 3/15/2029	3,143
45,567		6.000%, 2/15/2036	46,607
51,541		6.000%, 4/15/2036	52,724
38,897		6.000%, 6/15/2037	39,774
37,169,661		6.000%, 6/20/2053	37,474,675
34,691,402		6.000%, 9/20/2054	34,932,715
6,368		6.500%, 10/15/2028	6,478
2,263		6.500%, 11/15/2028	2,301
2,460		6.500%, 12/15/2028	2,502
1,517		6.500%, 2/15/2029	1,543
16,792		6.500%, 9/15/2031	17,099
39,539		6.500%, 2/15/2032	40,315
4,132		7.000%, 11/15/2027	4,175
3,233		7.000%, 6/15/2028	3,278
3,826		7.000%, 1/15/2029	3,877
4,421		7.000%, 5/15/2029	4,495
61		7.000%, 10/15/2029	61
12,385		7.000%, 5/15/2030	12,593
9,522		7.000%, 11/15/2030	9,703
4,393		7.000%, 12/15/2030	4,464
6,550		7.000%, 8/15/2031	6,683
28,168		7.000%, 10/15/2031	28,783
7,871		7.000%, 12/15/2031	8,055
5,316		7.500%, 8/15/2029	5,476
24,052		7.500%, 10/15/2029	24,745
964		7.500%, 10/15/2030	994
4,484		7.500%, 1/15/2031	4,639
1,577		8.000%, 10/15/2029	1,615
5,452		8.000%, 11/15/2029	5,581
4,291		8.000%, 1/15/2030	4,389
2,044		8.000%, 10/15/2030	2,092
29,331		8.000%, 11/15/2030	30,114
2,203		8.500%, 5/15/2029	2,265
		TOTAL	417,339,394
	[1]	Uniform Mortgage-Backed Securities, TBA—11.5%
83,000,000		2.500%, 1/1/2055	67,502,331
30,000,000		3.000%, 1/1/2055	25,448,433
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
	[1]	Uniform Mortgage-Backed Securities, TBA—continued
$ 97,500,000		3.500%, 1/1/2055	$ 86,150,376
50,000,000		3.500%, 1/20/2055	44,648,160
24,000,000		4.000%, 1/1/2055	21,914,998
50,000,000		4.000%, 1/20/2055	46,011,400
15,000,000		4.500%, 1/1/2055	14,097,654
50,000,000		4.500%, 1/20/2055	47,241,865
85,000,000		5.000%, 1/1/2055	81,975,190
185,000,000		5.500%, 1/1/2055	182,449,016
65,000,000		6.000%, 1/1/2055	65,289,452
19,250,000		6.000%, 1/20/2055	19,368,809
		TOTAL	702,097,684
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,731,308,336)	5,629,843,855
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.7%
	[2]	Federal Home Loan Mortgage Corporation—2.9%
9,303,065		REMIC, Series 4661, Class GF, 5.162% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	9,169,424
13,740,348		REMIC, Series 4944, Class F, 5.133% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	13,593,280
12,553,558		REMIC, Series 5342, Class FB, 5.133% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	12,326,897
18,938,314		REMIC, Series 5393, Class HF, 6.274% (30-DAY AVERAGE SOFR +0.000%), 3/25/2054	18,966,407
8,688,250		REMIC, Series 5396, Class FQ, 6.318% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	8,619,348
41,539,287		REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	40,977,643
43,727,905		REMIC, Series 5428, Class JF, 5.668% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	43,683,233
28,903,073		REMIC, Series 5457, Class GF, 5.668% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	28,669,484
		TOTAL	176,005,716
	[2]	Federal National Mortgage Association—3.9%
2,385,035		REMIC, Series 2017-30, Class FA, 5.033% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	2,344,732
6,829,879		REMIC, Series 2019-34, Class FC, 5.083% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	6,746,752
11,331,634		REMIC, Series 2019-66, Class FA, 5.879% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	11,132,930
40,907,066		REMIC, Series 2023-42, Class FA, 4.983% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	40,013,635
20,567,740		REMIC, Series 2024-13, Class FA, 5.568% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	20,596,977
42,290,571		REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	42,349,761
43,136,382		REMIC, Series 2024-15, Class FB, 6.121% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	42,572,965
29,993,034		REMIC, Series 2024-22, Class FA, 5.468% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	29,904,930
12,970,261		REMIC, Series 2024-25, Class FA, 5.668% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	12,935,710
31,080,611		REMIC, Series 2024-40, Class FC, 5.468% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	30,774,181
		TOTAL	239,372,573
	[2]	Government National Mortgage Association—1.8%
6,384,150		REMIC, Series 2022-175, Class FA, 5.504% (30-DAY AVERAGE SOFR +0.000%), 10/20/2052	6,296,620
27,283,662		REMIC, Series 2023-35, Class FH, 5.154% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	26,759,622
4,698,327		REMIC, Series 2023-111, Class FD, 5.604% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	4,715,058
37,915,294		REMIC, Series 2023-117, Class F, 5.554% (30-DAY AVERAGE SOFR +0.950%), 5/20/2053	37,634,356
12,804,646		REMIC, Series 2024-113, Class FJ, 5.154% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	12,662,888
18,624,437		REMIC, Series 2024-59, Class MF, 5.704% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	18,587,924
		TOTAL	106,656,468
		Non-Agency Mortgage-Backed Securities—1.1%
418,651		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	238,351
33,023,795		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	28,712,641
27,254,184		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	22,801,957
5,884,608		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	4,923,302
5,209,513		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,358,490
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 100,196		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.766%, 8/25/2035	$ 93,715
1,382,694		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,161,306
2,484,680		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,060,237
		TOTAL	64,349,999
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $588,520,276)	586,384,756
		ASSET-BACKED SECURITIES—2.0%
		Auto Receivables—0.3%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,306,418
		Single Family Rental Securities—1.3%
14,523,336		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	14,144,061
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	15,321,188
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,408,987
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,495,183
3,600,000		Progress Residential Trust 2023-SFR2, Class D, 4.500%, 10/17/2040	3,395,852
5,650,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2040	5,260,362
13,400,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/17/2041	12,301,149
		TOTAL	78,326,782
		Student Loans—0.4%
2,515,561		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	2,325,420
5,258,889		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	4,814,152
3,751,512		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,500,041
3,687,621	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 5.311% (CME Term SOFR 1 Month +0.914%), 2/15/2036	3,689,599
6,723,364	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.611% (CME Term SOFR 1 Month +1.214%), 7/15/2053	6,746,625
		TOTAL	21,075,837
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $121,995,341)	119,709,037
	[2]	AGENCY RISK TRANSFER SECURITIES—0.2%
2,254,131		FHLMC - STACR 2023-DNA1, Series 2023-DNA, Class M1A, 6.660% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	2,286,056
10,400,000		FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 7.660% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,960,657
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $12,654,130)	13,246,713
		INVESTMENT COMPANY—6.8%
411,777,353		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[3] (IDENTIFIED COST $411,777,353)	411,777,353
		TOTAL INVESTMENT IN SECURITIES—111.5% (IDENTIFIED COST $6,866,255,436)[4]	6,760,961,714
		OTHER ASSETS AND LIABILITIES - NET—(11.5)%[5]	(698,382,759)
		TOTAL NET ASSETS—100%	$6,062,578,955
Mortgage Core Fund
Annual Financial Statements and Additional Information

At December 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	1,058	$217,534,720	March 2025	$130,940
United States Treasury Notes 5-Year Long Futures	266	$28,277,047	March 2025	$(118,953)
Short Futures:
United States Treasury Notes Long Bond Short Futures	489	$55,669,594	March 2025	$1,328,988
United States Treasury Notes 10-Year Ultra Short Futures	621	$69,125,062	March 2025	$852,478
United States Treasury Notes Ultra Bond Short Futures	359	$42,687,344	March 2025	$1,366,548
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,560,001
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2023	$119,161,249
Purchases at Cost	$3,000,882,274
Proceeds from Sales	$(2,708,266,170)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2024	$411,777,353
Shares Held as of 12/31/2024	411,777,353
Dividend Income	$13,203,261

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $6,857,470,802.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2024.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Mortgage Core Fund
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$5,629,843,855	$—	$5,629,843,855
Collateralized Mortgage Obligations	—	586,384,756	—	586,384,756
Asset-Backed Securities	—	119,709,037	—	119,709,037
Agency Risk Transfer Securities	—	13,246,713	—	13,246,713
Investment Company	411,777,353	—	—	411,777,353
TOTAL SECURITIES	$411,777,353	$6,349,184,361	$—	$6,760,961,714
Other Financial Instruments:[1]
Assets	$3,678,954	$—	$—	$3,678,954
Liabilities	(118,953)	—	—	(118,953)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,560,001	$—	$—	$3,560,001

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.45	$8.38	$9.76	$10.07	$9.88
Income From Investment Operations:
Net investment income (loss)[1]	0.39	0.35	0.25	0.17	0.24
Net realized and unrealized gain (loss)	(0.28)	0.07	(1.37)	(0.26)	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.42	(1.12)	(0.09)	0.46
Less Distributions:
Distributions from net investment income	(0.38)	(0.35)	(0.26)	(0.22)	(0.27)
Net Asset Value, End of Period	$8.18	$8.45	$8.38	$9.76	$10.07
Total Return[2]	1.39%	5.19%	(11.57)%	(0.89)%	4.70%
Ratios to Average Net Assets:
Net expenses[3]	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income	4.66%	4.27%	2.78%	1.72%	2.42%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,062,579	$5,517,185	$3,184,276	$3,204,459	$2,143,118
Portfolio turnover[4]	113%	53%	204%	351%	257%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[4]	26%	31%	123%	65%	72%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investment in securities, at value including $411,777,353 of investments in affiliated holdings* (identified cost $6,866,255,436, including $411,777,353 of identified cost in affiliated holdings)	$6,760,961,714
Cash	1,349,666
Due from broker (Note 2)	17,804,406
Income receivable	17,335,976
Income receivable from affiliated holdings	1,597,410
Receivable for variation margin on futures contracts	393,119
Total Assets	6,799,442,291
Liabilities:
Payable for investments purchased	716,555,344
Income distribution payable	19,991,323
Payable for Directors’/Trustees’ fees (Note 5)	193
Accrued expenses (Note 5)	316,476
Total Liabilities	736,863,336
Net assets for 741,109,630 shares outstanding	$6,062,578,955
Net Assets Consist of:
Paid-in capital	$6,660,241,241
Total distributable earnings (loss)	(597,662,286)
Total Net Assets	$6,062,578,955
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$6,062,578,955 ÷ 741,109,630 shares outstanding, no par value, unlimited shares authorized	$8.18

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2024

Investment Income:
Interest	$262,649,904
Dividends received from affiliated holdings*	13,203,261
TOTAL INCOME	275,853,165
Expenses:
Administrative fee (Note 5)	8,507
Custodian fees	213,434
Transfer agent fees	360,116
Directors’/Trustees’ fees (Note 5)	24,872
Auditing fees	37,438
Legal fees	10,859
Portfolio accounting fees	260,649
Share registration costs	100
Printing and postage	20,269
Miscellaneous (Note 5)	38,997
TOTAL EXPENSES	975,241
Net investment income	274,877,924
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(49,768,272)
Net realized gain on futures contracts	1,702,291
Net change in unrealized appreciation of investments	(131,605,919)
Net change in unrealized appreciation of futures contracts	(3,800,125)
Net realized and unrealized gain (loss) on investments and futures contracts	(183,472,025)
Change in net assets resulting from operations	$91,405,899

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended December 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$274,877,924	$199,901,443
Net realized gain (loss)	(48,065,981)	(88,955,272)
Net change in unrealized appreciation/depreciation	(135,406,044)	159,353,077
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	91,405,899	270,299,248
Distributions to Shareholders	(272,825,103)	(199,751,824)
Share Transactions:
Proceeds from sale of shares	1,567,456,321	2,726,863,581
Net asset value of shares issued to shareholders in payment of distributions declared	68,503,553	35,191,234
Cost of shares redeemed	(909,147,105)	(499,692,942)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	726,812,769	2,262,361,873
Change in net assets	545,393,565	2,332,909,297
Net Assets:
Beginning of period	5,517,185,390	3,184,276,093
End of period	$6,062,578,955	$5,517,185,390
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Mortgage Core Fund
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Mortgage Core Fund
Annual Financial Statements and Additional Information

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $367,542,337 and $101,209,826, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$3,560,001*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$1,702,291

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,800,125)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2024	Year Ended 12/31/2023
Shares sold	188,979,745	328,676,656
Shares issued to shareholders in payment of distributions declared	8,281,587	4,270,767
Shares redeemed	(108,969,292)	(59,994,883)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	88,292,040	272,952,540
Mortgage Core Fund
Annual Financial Statements and Additional Information

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$272,825,103	$199,751,824
As of December 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$459,611
Net unrealized depreciation	$(96,509,088)
Capital loss carryforwards	$(501,612,809)
TOTAL	$(597,662,286)
At December 31, 2024, the cost of investments for federal tax purposes was $6,857,470,802. The net unrealized depreciation of investments for federal tax purposes was $96,509,088. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $25,186,240 and unrealized depreciation from investments for those securities having an excess of cost over value of $121,695,328. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for dollar-roll transactions and mark-to-market on futures contracts.
As of December 31, 2024, the Fund had a capital loss carryforward of $501,612,809 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$291,226,978	$210,385,831	$501,612,809
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2024, were as follows:
Purchases	$11,942,432
Sales	$230,508,557
Mortgage Core Fund
Annual Financial Statements and Additional Information

7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the year ended December 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the year ended December 31, 2024, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Mortgage Core Fund
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF mortgage core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Mortgage Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2025
Mortgage Core Fund
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Managed Pool Series (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	165,038,035.699	0.000	0	N/A
John B. Fisher	165,038,035.699	0.000	0	N/A
John G. Carson	165,038,035.699	0.000	0	N/A
G. Thomas Hough	165,038,035.699	0.000	0	N/A
Karen L. Larrimer	165,038,035.699	0.000	0	N/A
Max F. Miller	165,038,035.699	0.000	0	N/A
Frank J. Nasta	165,038,035.699	0.000	0	N/A
Thomas M. O’Neill	165,038,035.699	0.000	0	N/A
Madelyn A. Reilly	165,038,035.699	0.000	0	N/A
John S. Walsh	165,038,035.699	0.000	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Mortgage Strategy Portfolio (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
Annual Financial Statements and Additional Information

investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2023, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of
Annual Financial Statements and Additional Information

Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Mortgage Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38011 (2/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Corporate Bond Strategy Portfolio: Not Applicable.

Federated Hermes High Yield Strategy Portfolio: Not Applicable.

Federated Hermes Mortgage Strategy Portfolio: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Corporate Bond Strategy Portfolio: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes High Yield Strategy Portfolio: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Mortgage Strategy Portfolio: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Corporate Bond Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes High Yield Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Mortgage Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Corporate Bond Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes High Yield Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Mortgage Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Managed Pool Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  February 24, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2025